UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area
code
:
(866)

494-4270
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the InvestmentCompany Act of 1940 (17 CFR 270.30e-1).
(b) Not
Applicable
.
Brandes International Equity Fund
Class A/BIEAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$ 129	1.12%
Management’s Discussion of Fund Performance - BIEAX - A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without Load) advanced 29.73% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government.
However
, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-
performing
sectors in the benchmark. As such, our overweight hurt relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate
, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)	22.25%	9.35%	5.58%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	29.73%	10.66%	6.20%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized
into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.20% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the
accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Equity Fund
Class C/BIECX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This
annual shareholder report
contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$ 214	1.87%
Management’s Discussion of Fund Performance - BIECX - C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without Load) advanced 28.80% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom).
Both
Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technolog
y | SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)(1)	27.80%	9.90%	5.59%
Brandes International Equity Fund (Class C/BIECX) (without sales charge)(1)	28.80%	9.90%	5.59%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.95% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings
and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Equity Fund
Class I/BIIEX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$ 98	0.85%
Management’s Discussion of Fund Performance - BIIEX - I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 30.12% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil.
Meanwhile
, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	30.12%	10.97%	6.45%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder
would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized
into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “
Reorganization
”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.85% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Equity Fund
Class R6/BIERX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$ 86	0.75%
Management’s Discussion of Fund Performance - BIERX - R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 30.30% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX) (1)	30.30%	11.08%	6.57%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
(1)	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.75% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“
Deloitte
”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fun
d’s
prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Global Equity Fund
Class A/BGEAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$ 143	1.25%
Management’s Discussion of Fund Performance - BGEAX - A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without Load) increased 29.18% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)	21.76%	10.81%	6.61%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	29.18%	12.13%	7.25%
MSCI World Index	32.43%	13.04%	10.07%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.25% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”)
became
the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as t
h
e accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Global Equity Fund
Class C/BGVCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$ 228	2.00%
Management’s Discussion of Fund Performance - BGVCX - C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares with
o
ut Load) increased 28.19% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)(1)	27.19%	11.29%	6.61%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)(1)	28.19%	11.29%	6.61%
MSCI World Index	32.43%	13.04%	10.07%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Global Equity Fund
Class I/BGVIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$ 115	1.00%
Management’s Discussion of Fund Performance - BGVIX - I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) increased 29.46% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	29.46%	12.41%	7.51%
MSCI World Index	32.43%	13.04%	10.07%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information
, you may review the Fund’s prospect
us,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted
above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Emerging Markets Value Fund
Class A/BEMAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$ 146	1.32%
Management’s Discussion of Fund Performance - BEMAX - A - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class A Shares, without Load) increased 21.38% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)	14.40%	2.43%	1.21%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	21.38%	3.65%	1.81%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.37% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus
, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent
registered public accounting firm of the Fund and
PricewaterhouseCoopers
LLP was dismissed

as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended
September
30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll fre
e
).

Brandes Emerging Markets Value Fund
Class C/BEMCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$ 229	2.08%
Management’s Discussion of Fund Performance - BEMCX - C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares, without Load) increased 20.53% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge) (1)	19.53%	3.00%	1.24%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge) (1)	20.53%	3.00%	1.24%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.12% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte &
Touche
LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the
Predecessor
Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund
’s
prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Emerging Markets Value Fund
Class I/BEMIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$ 124	1.12%
Management’s Discussion of Fund Performance - BEMIX - I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) increased 21.56% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	21.56%	3.88%	2.05%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a new ly
established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.12% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's ac
cou
nting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Emerging Markets Value Fund
Class R6/BEMRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$ 108	0.97%
Management’s Discussion of Fund Performance - BEMRX - R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) increased 21.73% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX) (1)	21.73%	4.01%	2.17%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.97% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more info
rmatio
n?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fun
d’s
prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Small Cap Equity Fund
Class A/BISAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$ 161	1.32%
Management’s Discussion of Fund Performance - BISAX - A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A Shares without Load) advanced 43.93%

in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)	35.66%	15.25%	6.91%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	43.93%	16.63%	7.55%
MSCI ACWI ex USA Index(1)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(2)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap
Index
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.40% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Small Cap Equity Fund
Class C/BINCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$ 251	2.07%
Management’s Discussion of Fund Performance - BINCX - C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without Load) advanced 42.78%

in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)(1)	41.78%	15.88%	6.98%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)(1)	42.78%	15.88%	6.98%
MSCI ACWI ex USA Index(2)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(3)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(3)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a new ly
established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Small Cap Equity Fund
Class I/BISMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$ 137	1.12%
Management’s Discussion of Fund Performance - BISMX - I - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) advanced 44.22% in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	44.22%	16.88%	7.76%
MSCI ACWI ex USA Index(1)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(2)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Ind
ex
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes International Small Cap Equity Fund
Class R6/BISRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$ 122	1.00%
Management’s Discussion of Fund Performance - BISRX - R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 44.39% in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain).

In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX)(1)	44.39%	17.01%	7.88%
MSCI ACWI ex USA Index(2)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(3)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(3)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPT
EMBE
R 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, y
ou
can find additional information about the Fund,
including
the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Small Cap Value Fund
Class A/BSCAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$ 130	1.15%
Management’s Discussion of Fund Performance - BSCAX - A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without Load) increased 26.59% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly underperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)	19.32%	15.07%	10.82%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	26.59%	16.43%	11.48%
Russell 3000 Index (1)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fun
d’s
prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Small Cap Value Fund
Class I/BSCMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$ 102	0.90%
Management’s Discussion of Fund Performance - BSCMX - I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) increased 26.94% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly outperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	26.94%	16.70%	11.78%
Russell 3000 Index (1)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.90% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent register ed
public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Small Cap Value Fund
Class R6/BSCRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$ 82	0.72%
Management’s Discussion of Fund Performance - BSCRX - R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) increased 27.14% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly outperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX) (1)	27.14%	17.25%	11.19%
Russell 3000 Index (2)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)
Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”)and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

(2)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%
Industry

Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.72% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Core Plus Fixed Income Fund
Class A/BCPAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$ 53	0.50%
Management’s Discussion of Fund Performance - BCPAX - A - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class A Shares without Load) increased 11.88% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
| Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)	7.66%	0.53%	1.53%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	11.88%	1.31%	1.92%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%
Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.50% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered
public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the
accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional infor
ma
tion about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Core Plus Fixed Income Fund
Class I/BCPIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$ 32	0.30%
Management’s Discussion of Fund Performance - BCPIX - I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) increased 12.02% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positionin
g | Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	12.02%	1.53%	2.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%
Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find ad
diti
onal information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Brandes Core Plus Fixed Income Fund
Class R6/BCPRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$ 32	0.30%
Management’s Discussion of Fund Performance - BCPRX - R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) increased 12.04% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
|
Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX) (1)	12.04%	2.23%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%
Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Brandes Separately Managed Account Reserve Trust
Ticker | SMARX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
brandes.com/funds/regulatory-literature
. You can also request this information by contacting us at 1-800-395-3807 (toll free).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust *	$ 0	0.00%
*
No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund.

Management’s Discussion of F
un
d Performance - SMARX
Summary of Results
The net asset value of the Brandes Separately Managed Account Reserve Trust increased 14.99% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
| Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom |
Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund.

It

assumes

a

$10,000

initial

investment

at

the

beginning

of

the

first

fiscal

year

in

an

appropriate,

broad-based

securities

market

index

for

the

same

period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	14.99%	2.66%	3.32%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Intermediate Credit Bond Index	11.46%	1.89%	2.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 170,038,220
Total number of portfolio holdings	54
Total advisory fees paid	$ 0
Portfolio turnover rate	32%
Asset Type as % of Net Assets
Corporate Bonds	51.83%
US Governments	32.95%
Foreign Issuer Bonds	5.42%
Federal and Federally Sponsored Credits	5.12%
Short-Term Investments	4.71%
Other	1.75%
Material Fund Changes
The Brandes Separately Managed Account Reserve Trust (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.
Where can I find more information?
At
brandes.com/funds/regulatory-literature
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is JoAnn Lilek, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Brandes Funds

2024: $178,500

2023: $267,718

The fees paid to Deloitte & Touche LLP for 2024 and PricewaterhouseCoopers LLP for 2023 relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Brandes Funds

2024: $0

2023: $0

(c) Tax Fees

Brandes Funds

2024: $31,500

2023: $82,315

The fees paid to Deloitte & Touche LLP for 2024 and PricewaterhouseCoopers LLP for 2023 relate to the preparation of the registrant’s tax returns and review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

Brandes Funds

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Brandes Funds

2024: 0%

2023: 0%

(f) Not applicable.

(g)     Brandes Funds

2024: $31,500

2023: $0

(h) The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments are included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
INTERNATIONAL EQUITY FUND
GLOBAL EQUITY FUND
EMERGING MARKETS VALUE FUND
INTERNATIONAL SMALL CAP EQUITY FUND
SMALL CAP VALUE FUND
CORE PLUS FIXED INCOME FUND
For the year ended September 30, 2024

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

Shares		Value
COMMON STOCKS – 93.25%
Austria – 1.63%
286,956	Erste Group Bank AG	$15,724,760
Brazil – 4.46%
6,688,200	Ambev SA	16,058,457
545,892	Embraer SA Sponsored – ADR(a)	19,308,200
748,700	Telefonica Brasil SA	7,671,574
		43,038,231
Canada – 2.25%
518,565	CAE, Inc.(a)	9,723,094
361,090	Open Text Corp.	12,017,075
		21,740,169
China – 4.71%
2,498,800	Alibaba Group Holding Ltd.	33,206,014
348,898	Contemporary Amperex Technology Co. Ltd. – Class A	12,278,046
		45,484,060
France – 15.38%
278,661	BNP Paribas SA	19,122,195
1,177,157	Carrefour SA	20,072,237
160,335	Danone SA	11,678,721
607,589	Engie SA	10,506,556
54,178	Kering SA	15,595,270
1,483,902	Orange SA	16,994,990
126,966	Publicis Groupe SA	13,894,699
215,348	Sanofi SA	24,795,023
104,961	Societe BIC SA	7,057,169
134,940	TotalEnergies SE	8,762,377
		148,479,237
Germany – 9.23%
322,708	Deutsche Post AG	14,394,936
245,922	Fresenius & Co. KGaA(a)	9,382,101
133,107	Heidelberg Materials AG	14,500,663
228,417	Henkel AG & Co. KGaA	19,412,934
344,162	Infineon Technologies AG	12,082,815
84,765	SAP SE	19,388,521
		89,161,970
Shares		Value
Hong Kong – 2.59%
14,028,900	Budweiser Brewing Co. APAC Ltd.(b)	$18,512,854
11,842,000	First Pacific Co. Ltd.	6,521,868
		25,034,722
Italy – 3.79%
211,198	Buzzi SpA	8,427,234
633,272	Eni SpA	9,636,847
4,334,070	Intesa Sanpaolo SpA	18,552,854
		36,616,935
Japan – 11.39%
1,502,700	Astellas Pharma, Inc.	17,367,260
1,057,700	Honda Motor Co. Ltd.	11,292,369
822,800	Kubota Corp.	11,748,296
182,900	Makita Corp.	6,178,648
803,000	Mitsubishi UFJ Financial Group, Inc.	8,245,687
3,366,400	Nissan Motor Co. Ltd.(c)	9,562,711
709,400	Sumitomo Mitsui Trust Group, Inc.	16,979,446
994,583	Takeda Pharmaceutical Co. Ltd.	28,657,508
		110,031,925
Mexico – 3.59%
835,243	America Movil SAB de CV	13,664,576
1,542,212	Cemex SAB de CV Sponsored – ADR	9,407,493
9,920,230	Fibra Uno Administracion SA de CV	11,547,571
		34,619,640
Netherlands – 3.99%
317,399	Heineken Holding NV	23,979,747
443,762	Koninklijke Philips NV(a)	14,549,016
		38,528,763
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(d)	—
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

Shares		Value
South Korea – 4.36%
140,899	Hana Financial Group, Inc.	$6,322,412
73,024	Hyundai Mobis Co. Ltd.	12,093,944
109,650	KT&G Corp.	9,090,408
311,384	Samsung Electronics Co. Ltd.	14,553,719
		42,060,483
Switzerland – 7.71%
98,796	Cie Financiere Richemont SA – Class A Registered	15,689,229
124,783	Novartis AG Registered	14,367,812
7,948	Swatch Group AG Bearer	1,704,263
489,465	Swatch Group AG Registered	20,976,694
701,385	UBS Group AG Registered	21,703,693
		74,441,691
Taiwan – 0.94%
301,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,076,400
United Kingdom – 17.23%
3,984,558	Barclays Plc	11,971,932
923,562	GSK Plc	18,804,664
316,840	Imperial Brands Plc	9,216,581
Shares		Value
3,693,647	J Sainsbury Plc	$14,617,039
3,207,603	Kingfisher Plc	13,843,199
1,475,549	Marks & Spencer Group Plc	7,363,661
249,620	Reckitt Benckiser Group Plc	15,272,797
2,750,808	Rolls-Royce Holdings Plc(a)	19,468,824
270,387	Shell Plc	8,771,825
1,006,317	Smith & Nephew Plc	15,618,966
2,834,184	Tesco Plc	13,607,794
1,738,164	WPP Plc	17,804,769
		166,362,051
TOTAL COMMON STOCKS (Cost $752,862,432)		$900,401,037
PREFERRED STOCKS – 3.92%
Brazil – 1.74%
2,545,800	Petroleo Brasileiro SA, 5.850%(e)	$16,828,067
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(d),(e)	—
South Korea – 0.40%
99,485	Samsung Electronics Co. Ltd., 2.839%(e)	3,863,690
Spain – 1.78%
1,909,068	Grifols SA – Class B(a)	17,189,117
TOTAL PREFERRED STOCKS (Cost $48,363,856)		$37,880,874

	Shares	Value
SHORT-TERM INVESTMENTS – 2.26%
Money Market Funds — 2.26%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(f)	21,855,415	$21,855,415
TOTAL SHORT-TERM INVESTMENTS (Cost $21,855,415)		$21,855,415
Total Investments (Cost $823,081,703) – 99.43%		$960,137,326
Other Assets in Excess of Liabilities – 0.57%		5,469,439
TOTAL NET ASSETS – 100.00%		$965,606,765

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,512,854 which represented 1.92% of the net assets of the Fund.

(c)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	The rate shown is the annualized seven day yield as of September 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024

COMMON STOCKS
Aerospace & Defense	5.03%
Air Freight & Logistics	1.49%
Automobile Components	1.25%
Automobiles	2.16%
Banks	10.04%
Beverages	6.06%
Broadline Retail	3.44%
Capital Markets	2.25%
Commercial Services & Supplies	0.73%
Construction Materials	3.34%
Consumer Staples Distribution & Retail	5.76%
Diversified REITs	1.20%
Diversified Telecommunication Services	2.56%
Electrical Equipment	1.27%
Food Products	1.88%
Health Care Equipment & Supplies	3.13%
Health Care Providers & Services	0.97%
Household Products	3.59%
Machinery	1.85%
Media	3.28%
Multi-Utilities	1.09%
Oil, Gas & Consumable Fuels	2.82%
Pharmaceuticals	10.78%
Semiconductors & Semiconductor Equipment	2.19%
Software	3.25%
Specialty Retail	1.43%
Technology Hardware, Storage & Peripherals	1.51%
Textiles, Apparel & Luxury Goods	5.58%
Tobacco	1.90%
Wireless Telecommunication Services	1.42%
TOTAL COMMON STOCKS	93.25%
PREFERRED STOCKS
Biotechnology	1.78%
Oil, Gas & Consumable Fuels	1.74%
Technology Hardware, Storage & Peripherals	0.40%
TOTAL PREFERRED STOCKS	3.92%
SHORT-TERM INVESTMENTS	2.26%
TOTAL INVESTMENTS	99.43%
Other Assets in Excess of Liabilities	0.57%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

Shares		Value
COMMON STOCKS – 97.29%
Austria – 2.77%
26,936	Erste Group Bank AG	$1,476,053
Brazil – 4.59%
393,600	Ambev SA	945,039
144,220	Embraer SA(a)	1,269,936
6,397	Embraer SA Sponsored – ADR(a)	226,262
		2,441,237
Canada – 1.03%
29,219	CAE, Inc.(a)	547,856
China – 3.98%
77,600	Alibaba Group Holding Ltd.	1,031,210
91,398	Gree Electric Appliances, Inc. of Zhuhai – Class A	620,211
1,069,000	Topsports International Holdings Ltd.	465,605
		2,117,026
France – 8.49%
32,887	Carrefour SA	560,771
2,447	Kering SA	704,375
6,533	Publicis Groupe SA	714,948
13,146	Sanofi SA	1,513,622
15,711	TotalEnergies SE	1,020,199
		4,513,915
Germany – 4.02%
10,785	Heidelberg Materials AG	1,174,917
4,221	SAP SE	965,480
		2,140,397
Hong Kong – 1.83%
111,400	AIA Group Ltd.	972,841
Ireland – 1.48%
8,586	CRH Plc	785,804
Japan – 0.86%
15,800	Takeda Pharmaceutical Co. Ltd.	455,255
Malaysia – 1.26%
652,100	Genting Bhd	667,919
Shares		Value
Mexico – 0.69%
314,401	Fibra Uno Administracion SA de CV	$365,976
Netherlands – 1.16%
6,972	Heineken NV	618,906
Singapore – 0.98%
17,560	DBS Group Holdings Ltd.	520,028
South Korea – 2.73%
1,761	Hyundai Mobis Co. Ltd.	291,650
2,384	Hyundai Motor Co.	444,002
15,353	Samsung Electronics Co. Ltd.	717,581
		1,453,233
Switzerland – 3.31%
3,435	Cie Financiere Richemont SA – Class A Registered	545,493
39,279	UBS Group AG Registered	1,215,451
		1,760,944
Taiwan – 1.59%
28,000	Taiwan Semiconductor Manufacturing Co. Ltd.	844,316
Thailand – 0.93%
106,600	Kasikornbank PCL – Class F	496,931
United Kingdom – 15.70%
120,862	BP Plc	630,360
65,344	GSK Plc	1,330,471
34,809	Imperial Brands Plc	1,012,561
128,757	Kingfisher Plc	555,683
130,788	NatWest Group Plc	605,464
9,280	Reckitt Benckiser Group Plc	567,789
184,845	Rolls-Royce Holdings Plc(a)	1,308,239
16,798	Shell Plc Sponsored – ADR	1,107,828
41,062	Smith & Nephew Plc	637,320
58,067	WPP Plc	594,806
		8,350,521
United States – 39.89%
3,806	Alphabet, Inc. – Class A	631,225
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

Shares		Value
10,856	Amdocs Ltd.	$949,683
7,819	American International Group, Inc.	572,585
28,333	Bank of America Corp.	1,124,254
10,069	Bank of New York Mellon Corp.	723,558
4,829	Cardinal Health, Inc.	533,701
2,421	Cigna Corp.	838,731
15,981	Citigroup, Inc.	1,000,411
11,301	Cognizant Technology Solutions Corp. – Class A	872,211
25,699	Comcast Corp. – Class A	1,073,447
14,527	Corteva, Inc.	854,042
8,640	CVS Health Corp.	543,283
4,083	Emerson Electric Co.	446,558
2,837	FedEx Corp.	776,430
6,035	Fiserv, Inc.(a)	1,084,188
20,380	Halliburton Co.	592,039
1,667	HCA Healthcare, Inc.	677,519
2,459	Labcorp Holdings, Inc.	549,537
1,931	McKesson Corp.	954,725
6,310	Merck & Co., Inc.	716,564
6,803	Micron Technology, Inc.	705,539
Shares		Value
4,789	Mohawk Industries, Inc.(a)	$769,497
11,505	OneMain Holdings, Inc.	541,540
29,367	Pfizer, Inc.	849,881
4,441	PNC Financial Services Group, Inc.	820,919
4,426	State Street Corp.	391,568
6,541	Textron, Inc.	579,402
18,506	Wells Fargo & Co.	1,045,404
		21,218,441
TOTAL COMMON STOCKS (Cost $36,288,121)		$51,747,599
PREFERRED STOCKS – 0.90%
South Korea – 0.16%
2,175	Samsung Electronics Co. Ltd., 2.839%(b)	$84,470
Spain – 0.74%
44,265	Grifols SA – Class B – ADR (a)	393,073
TOTAL PREFERRED STOCKS (Cost $733,812)		$477,543

	Shares	Value
SHORT-TERM INVESTMENTS – 1.72%
Money Market Funds — 1.72%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(c)	918,197	$918,197
TOTAL SHORT-TERM INVESTMENTS (Cost $918,197)		$918,197
Total Investments (Cost $37,940,130) – 99.91%		$53,143,339
Other Assets in Excess of Liabilities – 0.09%		46,792
TOTAL NET ASSETS – 100.00%		$53,190,131

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of September 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024

COMMON STOCKS
Aerospace & Defense	7.39%
Air Freight & Logistics	1.46%
Automobile Components	0.55%
Automobiles	0.83%
Banks	13.31%
Beverages	2.94%
Broadline Retail	1.94%
Capital Markets	4.38%
Chemicals	1.61%
Construction Materials	3.69%
Consumer Finance	1.02%
Consumer Staples Distribution & Retail	1.06%
Diversified REITs	0.69%
Electrical Equipment	0.84%
Energy Equipment & Services	1.11%
Financial Services	2.04%
Health Care Equipment & Supplies	1.20%
Health Care Providers & Services	7.69%
Hotels, Restaurants & Leisure	1.26%
Household Durables	2.62%
Household Products	1.07%
Insurance	2.91%
Interactive Media & Services	1.19%
IT Services	3.42%
Media	4.48%
Oil, Gas & Consumable Fuels	5.19%
Pharmaceuticals	9.16%
Semiconductors & Semiconductor Equipment	2.92%
Software	1.81%
Specialty Retail	1.91%
Technology Hardware, Storage & Peripherals	1.35%
Textiles, Apparel & Luxury Goods	2.35%
Tobacco	1.90%
TOTAL COMMON STOCKS	97.29%
PREFERRED STOCKS
Biotechnology	0.74%
Technology Hardware, Storage & Peripherals	0.16%
TOTAL PREFERRED STOCKS	0.90%
SHORT-TERM INVESTMENTS	1.72%
TOTAL INVESTMENTS	99.91%
Other Assets in Excess of Liabilities	0.09%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

Shares		Value
COMMON STOCKS – 94.88%
Austria – 3.14%
395,661	Erste Group Bank AG	$21,681,632
Brazil – 10.72%
781,065	Embraer SA Sponsored – ADR(a)	27,626,269
961,966	Engie Brasil Energia SA	7,495,908
2,566,633	Neoenergia SA	9,234,357
4,125,700	Sendas Distribuidora SA(a)	5,657,246
880,000	Suzano SA(a)	8,794,023
367,900	Telefonica Brasil SA	3,769,697
3,311,500	TIM SA	11,385,428
		73,962,928
Chile – 0.93%
1,822,284	Empresa Nacional de Telecomunicaciones SA	6,380,715
China – 26.71%
2,395,300	Alibaba Group Holding Ltd.	31,830,625
10,191,395	China Education Group Holdings Ltd.	7,080,438
3,118,000	China Resources Beer Holdings Co. Ltd.	13,350,531
12,798,000	Chinasoft International Ltd.	8,498,097
483,990	Contemporary Amperex Technology Co. Ltd. – Class A	17,032,059
2,625,000	Galaxy Entertainment Group Ltd.	12,962,744
2,202,800	Haier Smart Home Co. Ltd. – Class H	8,628,506
4,736,126	LONGi Green Energy Technology Co. Ltd. – Class A	11,756,324
1,002,546	Midea Group Co. Ltd. – Class A	10,817,244
477,100	NetEase, Inc.	8,912,095
1,112,900	Ping An Insurance Group Co. of China Ltd. – Class H	6,988,489
4,132,400	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	6,695,569
Shares		Value
17,790,000	Topsports International Holdings Ltd.	$7,748,474
8,199,000	TravelSky Technology Ltd. – Class H	12,041,861
6,440,600	Wynn Macau Ltd.	5,539,364
584,060	ZTO Express Cayman, Inc. Sponsored – ADR	14,467,166
		184,349,586
Greece – 0.97%
388,310	Hellenic Telecommunications Organization SA	6,700,496
Hong Kong – 2.13%
1,149,800	AIA Group Ltd.	10,041,040
2,181,200	Luk Fook Holdings International Ltd.	4,665,188
		14,706,228
India – 5.34%
1,026,377	HDFC Bank Ltd.	21,137,542
1,045,121	Indus Towers Ltd.(a)	4,896,528
625,662	IndusInd Bank Ltd.	10,800,749
		36,834,819
Indonesia – 4.41%
55,099,611	Bank Rakyat Indonesia Persero Tbk PT	18,021,011
2,806,712	Gudang Garam Tbk PT(a)	2,945,844
20,380,000	Indofood Sukses Makmur Tbk PT	9,490,026
		30,456,881
Luxembourg – 1.76%
447,962	Millicom International Cellular SA – SDR(a)	12,165,197
Mexico – 5.59%
342,717	America Movil SAB de CV	5,606,850
836,372	Cemex SAB de CV Sponsored – ADR	5,101,869
10,352,107	Fibra Uno Administracion SA de CV	12,050,294
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

Shares		Value
1,275,600	Kimberly-Clark de Mexico SAB de CV – ADR	$10,379,430
445,306	Kimberly-Clark de Mexico SAB de CV – Class A	720,089
1,439,606	Prologis Property Mexico SA de CV	4,709,244
		38,567,776
Panama – 3.66%
365,291	Banco Latinoamericano de Comercio Exterior SA – Class E	11,868,305
142,418	Copa Holdings SA – Class A	13,364,505
		25,232,810
Philippines – 1.55%
4,408,869	Bank of the Philippine Islands	10,679,284
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 2.13%
5,670,693	Wilmar International Ltd.	14,707,588
South Africa – 1.66%
1,125,722	Absa Group Ltd.	11,430,859
Shares		Value
South Korea – 7.92%
23,290	LG H&H Co. Ltd.	$6,712,540
664,115	Samsung Electronics Co. Ltd.	31,039,948
142,272	Shinhan Financial Group Co. Ltd.	6,034,120
81,440	SK Hynix, Inc.	10,899,667
		54,686,275
Taiwan – 11.91%
2,110,430	Chailease Holding Co. Ltd.	10,854,908
1,939,900	Taiwan Semiconductor Manufacturing Co. Ltd.	58,496,042
237,000	Wiwynn Corp.	12,845,473
		82,196,423
Thailand – 2.74%
30,042,081	3BB Internet Infrastructure Fund(a)	6,068,636
2,760,200	Kasikornbank PCL – Class F	12,867,065
		18,935,701
United Kingdom – 1.61%
1,236,233	HSBC Holdings Plc	11,090,277
TOTAL COMMON STOCKS (Cost $654,976,941)		$654,765,475
PREFERRED STOCKS – 2.36%
Brazil – 2.36%
2,455,400	Petroleo Brasileiro SA, 5.850%(c)	$16,230,511
TOTAL PREFERRED STOCKS (Cost $8,541,908)		$16,230,511
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.55%
Money Market Funds — 1.55%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(d)	10,705,053	$10,705,053
TOTAL SHORT-TERM INVESTMENTS (Cost $10,705,053)		$10,705,053
Total Investments (Cost $674,223,902) – 98.79%		$681,701,039
Other Assets in Excess of Liabilities – 1.21%		8,384,271
TOTAL NET ASSETS – 100.00%		$690,085,310

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024

COMMON STOCKS
Aerospace & Defense	4.00%
Air Freight & Logistics	2.10%
Banks	17.93%
Beverages	1.93%
Broadline Retail	4.61%
Construction Materials	0.74%
Consumer Staples Distribution & Retail	0.82%
Diversified Consumer Services	1.03%
Diversified REITs	1.75%
Diversified Telecommunication Services	3.11%
Electric Utilities	1.34%
Electrical Equipment	2.47%
Entertainment	1.29%
Financial Services	3.29%
Food Products	3.50%
Health Care Providers & Services	0.97%
Hotels, Restaurants & Leisure	4.43%
Household Durables	2.82%
Household Products	1.61%
Independent Power and Renewable Electricity Producers	1.09%
Industrial Real Estate Investment Trusts	0.68%
Insurance	2.46%
IT Services	1.23%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.27%
Passenger Airlines	1.94%
Personal Care Products	0.97%
Semiconductors & Semiconductor Equipment	11.76%
Specialty Retail	1.80%
Technology Hardware, Storage & Peripherals	6.36%
Tobacco	0.43%
Wireless Telecommunication Services	5.15%
TOTAL COMMON STOCKS	94.88%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.36%
TOTAL PREFERRED STOCKS	2.36%
SHORT-TERM INVESTMENTS	1.55%
TOTAL INVESTMENTS	98.79%
Other Assets in Excess of Liabilities	1.21%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

Shares		Value
COMMON STOCKS – 94.10%
Austria – 1.57%
535,340	Addiko Bank AG(a)	$10,449,300
Belgium – 0.98%
652,233	Ontex Group NV(a)	6,485,877
Brazil – 5.83%
3,681,840	Embraer SA(a)	32,420,630
1,753,200	Neoenergia SA	6,307,748
		38,728,378
Canada – 7.79%
839,585	CAE, Inc.(a)	15,742,219
303,048	Canfor Corp.(a)	3,815,969
543,627	Corby Spirit and Wine Ltd.	5,128,973
1,042,001	Dorel Industries, Inc. – Class B(a)	4,406,999
202,778	Heroux-Devtek, Inc.(a)	4,812,876
54,730	Lassonde Industries, Inc. – Class A	7,172,829
339,691	Pason Systems, Inc.	3,348,058
207,554	Winpak Ltd.	7,291,131
		51,719,054
Chile – 1.60%
141,540,636	Enel Chile SA	7,790,795
1,015,013	Enel Chile SA Sponsored – ADR	2,831,886
		10,622,681
China – 0.36%
11,302,900	Boyaa Interactive International Ltd.	2,397,218
France – 6.75%
591,647	Elior Group SA(a),(b)	2,397,981
882,483	Euroapi SA(a)	3,721,451
476,354	LISI SA	14,061,904
21,230	LISI SA Registered (2025)	626,253
71,431	LISI SA Registered (2026)	2,107,106
94,366	Societe BIC SA	6,344,802
396,047	Vicat SACA	15,579,651
		44,839,148
Shares		Value
Germany – 0.66%
91,918	Draegerwerk AG & Co. KGaA	$4,420,160
Greece – 0.40%
220,634	Sarantis SA	2,675,974
Hong Kong – 8.04%
2,059,500	Dickson Concepts International Ltd.	1,266,349
64,290,000	Emperor Watch & Jewellery Ltd.	1,468,084
27,923,000	First Pacific Co. Ltd.	15,378,324
23,932,020	PAX Global Technology Ltd.	16,008,349
35,206,000	Pico Far East Holdings Ltd.	8,332,942
5,772,500	Yue Yuen Industrial Holdings Ltd.	10,943,509
		53,397,557
Hungary – 1.85%
4,176,854	Magyar Telekom Telecommunications Plc	12,287,787
Indonesia – 0.79%
11,318,500	Indofood Sukses Makmur Tbk PT	5,270,504
Ireland – 7.37%
2,088,783	AIB Group Plc	11,965,204
221,922	Avadel Pharmaceuticals Plc(a)	2,910,507
9,837,054	C&C Group Plc	21,410,886
5,148,293	Greencore Group Plc(a)	12,664,740
		48,951,337
Italy – 0.68%
112,934	Buzzi SpA	4,506,299
Japan – 11.72%
946,400	Futaba Corp.	3,299,881
729,600	H.U. Group Holdings, Inc.	13,528,044
1,233,600	Hachijuni Bank Ltd.	7,288,216
1,615,500	Hyakugo Bank Ltd.	6,193,112
233,800	Kaken Pharmaceutical Co. Ltd.	6,253,217
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

Shares		Value
439,400	Kissei Pharmaceutical Co. Ltd.	$10,919,225
813,100	Koatsu Gas Kogyo Co. Ltd.	4,945,197
876,344	Komori Corp.	6,942,237
607,400	Medipal Holdings Corp.	10,586,439
592,100	Nihon Parkerizing Co. Ltd.	5,156,956
126,600	Oita Bank Ltd.	2,736,627
		77,849,151
Luxembourg – 2.62%
642,787	Millicom International Cellular SA(a)	17,432,383
Mexico – 3.18%
5,695,243	Bolsa Mexicana de Valores SAB de CV	9,189,328
32,000,124	Consorcio ARA SAB de CV(a)	4,973,102
6,010,770	Fibra Uno Administracion SA de CV	6,996,793
		21,159,223
Panama – 1.40%
285,930	Banco Latinoamericano de Comercio Exterior SA – Class E	9,289,866
Slovenia – 2.52%
406,612	Nova Ljubljanska Banka – GDR(b)	10,817,622
222,247	Nova Ljubljanska Banka – GDR	5,912,319
		16,729,941
South Korea – 3.21%
70,539	Binggrae Co. Ltd.	3,487,925
397,407	S-1 Corp.	17,821,295
		21,309,220
Shares		Value
Spain – 4.38%
1,336,950	Lar Espana Real Estate Socimi SA	$11,980,219
14,228,046	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	17,104,986
		29,085,205
Switzerland – 4.37%
10,509	Bystronic AG	4,311,895
747,162	Montana Aerospace AG(a),(b)	17,893,092
58,223	Valiant Holding AG Registered	6,838,030
		29,043,017
United Kingdom – 16.03%
1,760,626	Balfour Beatty Plc	10,140,468
1,283,033	Burberry Group Plc	12,031,721
12,099,085	ITV Plc	12,994,887
3,251,724	J Sainsbury Plc	12,868,197
2,318,528	LSL Property Services Plc	9,206,276
4,469,364	Mitie Group Plc	7,062,824
843,721	QinetiQ Group Plc	5,084,401
2,356,529	Rolls-Royce Holdings Plc(a)	16,678,317
1,047,491	St James's Place Plc	10,290,622
1,352,768	Yellow Cake Plc(a),(b)	10,135,335
		106,493,048
TOTAL COMMON STOCKS (Cost $469,409,265)		$625,142,328
PREFERRED STOCKS – 4.56%
Germany – 2.02%
256,235	Draegerwerk AG & Co. KGaA, 3.871%(c)	$13,384,461
Spain – 2.54%
1,902,517	Grifols SA – Class B – ADR (a)	16,894,351
TOTAL PREFERRED STOCKS (Cost $27,519,588)		$30,278,812
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.59%
Money Market Funds — 1.59%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(d)	10,551,434	$10,551,434
TOTAL SHORT-TERM INVESTMENTS (Cost $10,551,434)		$10,551,434
Total Investments (Cost $507,480,287) – 100.25%		$665,972,574
Liabilities in Excess of Other Assets – (0.25)%		(1,670,091)
TOTAL NET ASSETS – 100.00%		$664,302,483

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,244,030 which represented 6.21% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024

COMMON STOCKS
Aerospace & Defense	16.47%
Banks	9.36%
Beverages	3.99%
Capital Markets	2.93%
Chemicals	1.52%
Commercial Services & Supplies	4.69%
Construction & Engineering	1.53%
Construction Materials	3.03%
Consumer Staples Distribution & Retail	1.94%
Containers & Packaging	1.10%
Diversified REITs	1.05%
Diversified Telecommunication Services	1.85%
Electric Utilities	2.55%
Electrical Equipment	0.50%
Electronic Equipment, Instruments & Components	2.41%
Energy Equipment & Services	0.50%
Entertainment	0.36%
Financial Services	1.40%
Food Products	6.63%
Health Care Equipment & Supplies	0.66%
Health Care Providers & Services	3.63%
Hotels, Restaurants & Leisure	0.36%
Household Durables	1.41%
Insurance	2.58%
Machinery	1.70%
Media	3.21%
Oil, Gas & Consumable Fuels	1.52%
Paper & Forest Products	0.58%
Personal Care Products	1.38%
Pharmaceuticals	3.58%
Real Estate Management & Development	1.39%
Retail REITs	1.80%
Specialty Retail	0.41%
Textiles, Apparel & Luxury Goods	3.46%
Wireless Telecommunication Services	2.62%
TOTAL COMMON STOCKS	94.10%
PREFERRED STOCKS
Biotechnology	2.54%
Health Care Equipment & Supplies	2.02%
TOTAL PREFERRED STOCKS	4.56%
SHORT-TERM INVESTMENTS	1.59%
TOTAL INVESTMENTS	100.25%
Liabilities in Excess of Other Assets	(0.25)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

Shares		Value
COMMON STOCKS – 96.40%
Aerospace & Defense – 17.80%
64,299	CAE, Inc.(a)	$1,205,606
38,352	Embraer SA Sponsored – ADR(a)	1,356,510
28,931	Hexcel Corp.	1,788,804
10,229	Moog, Inc. – Class A	2,066,463
21,190	National Presto Industries, Inc.	1,592,217
222,551	Park Aerospace Corp.	2,899,839
		10,909,439
Banks – 2.41%
38,112	Eagle Bancorp Montana, Inc.	601,788
29,234	National Bankshares, Inc.	874,097
		1,475,885
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	1,871
Chemicals – 1.88%
13,273	Scotts Miracle-Gro Co.	1,150,769
Commercial Services & Supplies – 3.62%
136,090	Healthcare Services Group, Inc.(a)	1,520,125
3,509	UniFirst Corp.	697,063
		2,217,188
Communications Equipment – 5.75%
155,314	NETGEAR, Inc.(a)	3,115,599
125,815	Ribbon Communications, Inc.(a)	408,899
		3,524,498
Construction & Engineering – 1.99%
211,600	Orion Group Holdings, Inc.(a)	1,220,932
Construction Materials – 1.08%
33,025	Buzzi SpA – ADR	659,747
Consumer Staples Distribution & Retail – 3.08%
25,303	Ingles Markets, Inc. – Class A	1,887,604
Containers & Packaging – 1.69%
28,487	Sealed Air Corp.	1,034,078
Shares		Value
Electronic Equipment, Instruments & Components – 3.90%
197,582	Arlo Technologies, Inc.(a)	$2,392,718
Energy Equipment & Services – 3.98%
165,990	Innovex International, Inc.(a)	2,436,733
Gas Utilities – 2.33%
13,602	Northwest Natural Holding Co.	555,234
12,990	Spire, Inc.	874,097
		1,429,331
Health Care Equipment & Supplies – 3.80%
94,178	LENSAR, Inc.(a)	431,335
28,406	Utah Medical Products, Inc.	1,900,646
		2,331,981
Health Care Providers & Services – 2.00%
79,063	Pediatrix Medical Group, Inc.(a)	916,340
15,528	Premier, Inc. – Class A	310,560
		1,226,900
Household Durables – 0.71%
102,739	Dorel Industries, Inc. – Class B(a)	434,520
Insurance – 1.43%
79,754	Crawford & Co. – Class A	874,901
Leisure Products – 2.30%
153,159	American Outdoor Brands, Inc.(a)	1,412,125
Machinery – 13.34%
18,402	Flowserve Corp.	951,199
83,170	Graham Corp.	2,461,000
48,382	Hurco Companies, Inc.	1,019,409
91,741	Kennametal, Inc.	2,378,844
66,787	L.B. Foster Co. – Class A(a)	1,364,459
		8,174,911
Office Real Estate Investment Trusts – 1.81%
55,821	Equity Commonwealth	1,110,838
Oil, Gas & Consumable Fuels – 3.35%
6,121	Chesapeake Energy Corp.	503,452
50,225	World Kinect Corp.	1,552,455
		2,055,907
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

Shares		Value
Personal Care Products – 3.95%
66,657	Edgewell Personal Care Co.	$2,422,315
Pharmaceuticals – 7.64%
21,147	Avadel Pharmaceuticals Plc(a)	277,343
128,718	Elanco Animal Health, Inc.(a)	1,890,868
41,739	Phibro Animal Health Corp. – Class A	939,962
21,799	Prestige Consumer Healthcare, Inc.(a)	1,571,708
		4,679,881
Professional Services – 1.00%
63,347	Resources Connection, Inc.	614,466
Software – 1.61%
75,848	SolarWinds Corp.	989,816
Textiles, Apparel & Luxury Goods – 2.77%
230,600	Hanesbrands, Inc.(a)	1,694,910
Shares		Value
Trading Companies & Distributors – 1.18%
8,384	MSC Industrial Direct Co., Inc. – Class A	$721,527
TOTAL COMMON STOCKS (Cost $52,538,293)		$59,085,791
PREFERRED STOCKS – 1.77%
Biotechnology – 1.77%
122,458	Grifols SA – Class B – ADR (a)	$1,087,427
TOTAL PREFERRED STOCKS (Cost $904,197)		$1,087,427
INVESTMENT COMPANIES – 1.20%
Trading Companies & Distributors – 1.20%
37,868	Sprott Physical Uranium Trust(a)	$733,309
TOTAL INVESTMENT COMPANIES (Cost $592,290)		$733,309

	Shares	Value
SHORT-TERM INVESTMENTS – 1.61%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%, (c)	990,025	$990,025
TOTAL SHORT-TERM INVESTMENTS (Cost $990,025)		$990,025
Total Investments (Cost $55,024,805) – 100.98%		$61,896,552
Liabilities in Excess of Other Assets – (0.98)%		(602,185)
TOTAL NET ASSETS – 100.00%		$61,294,367

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	The rate shown is the annualized seven day yield as of September 30, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — September 30, 2024

COMMON STOCKS
Brazil	2.21%
Canada	2.68%
Ireland	0.45%
Italy	1.08%
United States	89.98%
TOTAL COMMON STOCKS	96.40%
PREFERRED STOCKS
Spain	1.77%
TOTAL PREFERRED STOCKS	1.77%
INVESTMENT COMPANIES
Canada	1.20%
TOTAL INVESTMENT COMPANIES	1.20%
SHORT-TERM INVESTMENTS	1.61%
TOTAL INVESTMENTS	100.98%
Liabilities in Excess of Other Assets	(0.98)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2024

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.45%
Federal Home Loan Mortgage Corporation – 2.34%
Pool A9-3505 4.500%, 8/1/2040	$39,063	$39,553
Pool G0-6018 6.500%, 4/1/2039	9,384	9,744
Pool G1-8578 3.000%, 12/1/2030	374,419	365,467
Pool SD-2873 3.000%, 1/1/2052	2,117,577	1,922,553
Pool SD-8001 3.500%, 7/1/2049	189,107	178,123
Pool SD-8003 4.000%, 7/1/2049	186,353	181,262
		2,696,702
Federal National Mortgage Association – 2.11%
Pool 934124 5.500%, 7/1/2038	33,829	34,805
Pool AL9865 3.000%, 2/1/2047	623,488	569,957
Pool AS6201 3.500%, 11/1/2045	155,265	146,904
Pool BJ2553 3.500%, 12/1/2047	201,425	190,080
Pool BN6683 3.500%, 6/1/2049	328,354	309,846
Pool CA0483 3.500%, 10/1/2047	625,515	592,770
Pool CA1624 3.000%, 4/1/2033	366,889	355,989
Pool MA0918 4.000%, 12/1/2041	90,183	89,021
Pool MA3687 4.000%, 6/1/2049	149,056	143,140
Pool MA3695 3.000%, 7/1/2034	4,771	4,616
		2,437,128
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $5,006,994)		$5,133,830
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.637%, 10/25/2036(a)	$257	$231
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $253)		$231
US GOVERNMENTS – 64.93%
Sovereign Government – 64.93%
United States Treasury Bond
4.750%, 2/15/2037	$8,350,497	$9,121,939
3.500%, 2/15/2039	3,082,289	2,942,021
3.750%, 11/15/2043	10,986,874	10,336,245
3.000%, 5/15/2047	4,979,223	4,073,821
		26,474,026
United States Treasury Note
2.250%, 2/15/2027	11,607,255	11,249,062
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
2.375%, 5/15/2029	$25,751,090	$24,439,394
1.625%, 5/15/2031	14,476,124	12,762,174
		48,450,630
TOTAL US GOVERNMENTS (Cost $75,060,972)		$74,924,656
CORPORATE BONDS – 25.15%
Aerospace & Defense – 0.48%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	$515,000	$558,699
Asset Management – 1.43%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%)(c)	1,650,225	1,647,459
Automotive – 1.88%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	415,750
2.700%, 8/10/2026	1,828,842	1,757,012
		2,172,762
Banking – 5.26%
Bank of America Corp. 4.450%, 3/3/2026	2,062,221	2,065,051
Citigroup, Inc. 4.400%, 6/10/2025	1,933,222	1,926,316
Fifth Third Bancorp 8.250%, 3/1/2038	230,381	290,137
USB Capital IX 6.583% (CME Term SOFR 3M + 1.282%, minimum of 6.583%), Perpetual, 11/4/2024(d)	2,129,060	1,788,794
		6,070,298
Biotechnology & Pharmaceuticals – 1.01%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	1,215,000	1,168,329
Cable & Satellite – 0.07%
Charter Communications Operating LLC 4.908%, 7/23/2025	79,305	79,175
Commercial Support Services – 1.64%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	844,223	848,076
6.250%, 1/15/2028(b)	1,038,685	1,038,964
		1,887,040
Containers & Packaging – 0.41%
Sealed Air Corp. 4.000%, 12/1/2027(b)	494,612	477,914
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
Electric Utilities – 0.74%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	$677,534	$595,276
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	261,630
		856,906
Entertainment Content – 2.28%
Netflix, Inc. 4.375%, 11/15/2026	1,786,608	1,799,678
Univision Communications, Inc. 8.000%, 8/15/2028(b)	815,000	833,309
		2,632,987
Food – 0.69%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	836,533	794,956
Home Construction – 0.70%
PulteGroup, Inc. 5.500%, 3/1/2026	684	691
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	807,980
		808,671
Household Products – 0.80%
Coty, Inc. 5.000%, 4/15/2026(b)	926,594	922,577
Institutional Financial Services – 1.18%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%)(c)	1,413,842	1,360,636
Internet Media & Services – 1.58%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	147,490
3.250%, 2/15/2030	671,151	632,880
Meta Platforms, Inc. 4.950%, 5/15/2033	995,456	1,044,875
		1,825,245
Leisure Facilities & Services – 0.80%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	906,839	923,965
Oil & Gas Producers – 1.76%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	416,689	397,875
Range Resources Corp. 4.875%, 5/15/2025	1,639,223	1,630,970
		2,028,845
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
REIT – 0.64%
Iron Mountain, Inc.
4.875%, 9/15/2027(b)	$702,228	$696,939
4.875%, 9/15/2027	38,767	38,475
		735,414
Software – 1.20%
VMware LLC
4.500%, 5/15/2025	237,153	236,637
3.900%, 8/21/2027	1,153,760	1,141,824
		1,378,461
Telecommunications – 0.60%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	342,190	345,586
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	346,496
		692,082
TOTAL CORPORATE BONDS (Cost $28,837,859)		$29,022,421
FOREIGN ISSUER BONDS – 2.04%
Chemicals – 0.62%
Methanex Corp.
5.125%, 10/15/2027	$283,229	$280,258
5.250%, 12/15/2029	441,689	436,036
		716,294
Oil, Gas Services & Equipment – 0.29%
Transocean, Inc. 8.750%, 2/15/2030(b)	316,590	330,087
Telecommunications – 1.13%
Optics Bidco SpA 6.375%, 11/15/2033(b)	1,078,000	1,118,188
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	187,724
		1,305,912
TOTAL FOREIGN ISSUER BONDS (Cost $2,331,974)		$2,352,293
ASSET BACKED SECURITIES – 0.80%
Specialty Finance – 0.80%
SLM Private Credit Student Loan Trust Series 2004-B, 5.638%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	$271,643	$268,366
SLM Private Credit Student Loan Trust Series 2005-A, 5.518%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	214,251	211,167
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2006-A, 5.498%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	$325,804	$316,434
SLM Private Credit Student Loan Trust Series 2007-A, 5.448%, (CME Term SOFR 3M + 0.502%), 12/16/2041(d)	125,382	123,941
TOTAL ASSET BACKED SECURITIES (Cost $884,915)		$919,908

	Shares	Value
SHORT-TERM INVESTMENTS – 1.85%
Money Market Funds – 1.85%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(e)	2,142,890	$2,142,890
TOTAL SHORT-TERM INVESTMENTS (Cost $2,142,890)		$2,142,890
Total Investments (Cost $114,265,857) – 99.22%		$114,496,229
Other Assets in Excess of Liabilities – 0.78%		897,617
Total Net Assets – 100.00%		$115,393,846

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,255,784 which represented 8.89% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of September 30, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

(This Page Intentionally Left Blank)

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investment in securities, at value(1), (2)
Unaffiliated issuers	$960,137,326	$53,143,339
Foreign Currency(1)	278,203	12,618
Cash	324,578	689
Receivables:
Securities sold	3,085,204	47,951
Fund shares sold	954,523	55,797
Dividends and interest	2,918,998	73,767
Tax reclaims	2,961,285	94,581
Securities lending	3,736	42
Prepaid expenses and other assets	140,874	24,289
Total Assets	970,804,727	53,453,073
LIABILITIES
Payables:
Securities purchased	3,249,925	45,503
Fund shares redeemed	1,034,394	125,651
12b-1 Fee	15,891	772
Trustee Fees	584	45
Custodian Fee	25,110	1,210
Foreign capital gains taxes	—	—
Dividends	—	1,595
Accrued expenses	300,198	54,119
Due to Advisor	571,860	34,047
Total Liabilities	5,197,962	262,942
NET ASSETS	$965,606,765	$53,190,131
COMPONENTS OF NET ASSETS
Paid in Capital	$875,421,410	$35,111,858
Total distributable earnings (loss)	90,185,355	18,078,273
Total Net Assets	$965,606,765	$53,190,131
Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$57,694,818	$1,690,975
Shares outstanding (unlimited shares authorized without par value)	2,504,899	53,109
Offering and redemption price	$23.03	$31.84
Maximum offering price per share*	$24.44	$33.78
Class C Shares
Net Assets	$7,402,857	$736,701
Shares outstanding (unlimited shares authorized without par value)	328,650	23,458
Offering and redemption price	$22.53	$31.41
Class I Shares
Net Assets	$822,868,475	$50,762,455
Shares outstanding (unlimited shares authorized without par value)	35,331,617	1,572,402
Offering and redemption price	$23.29	$32.28
Class R6 Shares
Net Assets	$77,640,615	$N/A
Shares outstanding (unlimited shares authorized without par value)	3,302,740	N/A
Offering and redemption price	$23.51	$N/A
(1)Cost of:
Investments in securities
Unaffiliated issuers	$823,081,703	$37,940,130
Foreign currency	278,203	12,618
(2)Market value of securities loaned of:	$9,139,471	$—

*
Includes a sales load of 5.75% for the International, Global, Emerging Markets, International Small Cap, and Small Cap
Value Funds and 3.75% for the Core Plus Fund. (see Note 7 of the Notes to Financial Statements)

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2024  (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$681,701,039	$665,972,574	$61,896,552	$114,496,229
7,298,026	1,321,507	—	—
93,726	—	—	—

1,942,609	375	—	—
123,865	351,311	93,567	8,399
2,717,630	1,773,638	41,673	1,041,581
403,641	578,862	—	—
—	299	—	—
47,353	239,264	20,633	41,464
694,327,889	670,237,830	62,052,425	115,587,673

—	683,682	654,541	—
1,008,942	4,471,341	17,520	79,534
36,542	18,306	1,679	246
933	108	—	44
29,656	19,942	2,245	1,108
1,693,312	—	—	—
708,638	20,622	48	3,164
261,501	217,775	49,160	76,402
503,055	503,571	32,865	33,329
4,242,579	5,935,347	758,058	193,827
$690,085,310	$664,302,483	$61,294,367	$115,393,846

$992,420,976	$648,855,290	$53,970,470	$118,580,676
(302,335,666)	15,447,193	7,323,897	(3,186,830)
$690,085,310	$664,302,483	$61,294,367	$115,393,846

$176,384,565	$79,483,207	$8,459,217	$1,203,904
19,203,128	4,099,406	524,892	141,259
$9.19	$19.39	$16.12	$8.52
$9.75	$20.57	$17.10	$8.85

$4,412,756	$4,630,017	$N/A	$N/A
484,704	248,887	N/A	N/A
$9.10	$18.60	$N/A	$N/A

$501,003,837	$576,904,407	$51,422,667	$113,338,962
54,153,520	29,569,608	3,143,267	13,171,933
$9.25	$19.51	$16.36	$8.60

$8,284,152	$3,284,852	$1,412,483	$850,980
887,591	167,294	92,043	98,935
$9.33	$19.64	$15.35	$8.60

$674,223,902	$507,480,287	$55,024,805	$114,265,857
7,297,839	1,323,913	—	—
$—	$—	$—	$—
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF OPERATIONS — For the Year Ended September 30, 2024

	Brandes International Equity Fund	Brandes Global Equity Fund
INVESTMENT INCOME
Income
Dividend income
Unaffiliated issuers	$30,221,425	$1,507,729
Less: Foreign taxes withheld	(2,192,819)	(85,940)
Interest income	—	—
Income from securities lending	47,321	335
Total Income	28,075,927	1,422,124
Expenses
Advisory fees (Note 3)	5,952,441	379,962
Custody fees (Note 3)	95,454	4,432
Administration fees (Note 3)	172,134	19,842
Insurance expense	25,047	1,651
Legal fees	79,102	4,711
Printing fees	40,462	3,168
Miscellaneous	107,450	20,510
Registration expense	94,516	48,108
Trustees fees	99,294	5,953
Compliance fees (Note 3)	5,697	5,697
Transfer agent fees (Note 3)	162,134	9,842
12b-1 Fees – Class A (Note 3)	117,382	3,676
12b-1 Fees – Class C (Note 3)	54,195	4,272
Shareholder Service Fees – Class C (Note 3)	18,065	1,424
Sub-Transfer Agency Fees – Class I (Note 3)	337,009	6,181
Auditing fees	30,094	28,116
Expenses recouped (Note 3)	—	9,765
Total expenses	7,390,476	557,310
Expenses waived/reimbursed by Advisor (Note 3)	(509,051)	(72,945)
Advisory fees waived (Note 3)	—	—
Total net expenses	6,881,425	484,365
Net investment income	21,194,502	937,759
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	50,032,062	3,073,376
Affiliated investments	—	—
Foreign currency transactions	(346,725)	(13,554)
Net realized gain (loss)	49,685,337	3,059,822
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (net of increase in estimated foreign capital gains taxes of $282,157 for the Emerging Markets Fund)	139,173,611	8,075,912
Affiliated investments	—	—
Foreign currency transactions	256,684	6,526
Net change in unrealized appreciation (depreciation)	139,430,295	8,082,438
Net realized and unrealized gain (loss) on investments and foreign currency transactions	189,115,632	11,142,260
Net increase (decrease) in net assets resulting from operations	$210,310,134	$12,080,019
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF OPERATIONS — For the Year Ended September 30, 2024  (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$27,663,869	$18,171,131	$477,394	$213,803
(2,746,228)	(1,368,798)	(2,430)	—
—	—	—	3,763,820
—	3,176	—	—
24,917,641	16,805,509	474,964	3,977,623

6,434,034	4,662,221	220,043	328,077
125,089	74,626	10,007	4,003
153,414	108,162	15,994	28,747
25,172	13,485	469	2,628
67,340	48,200	2,992	9,019
56,266	24,861	4,026	6,149
68,772	16,886	8,665	15,683
73,732	81,255	51,044	54,581
86,632	60,489	3,566	11,652
5,697	5,697	5,697	5,697
143,414	98,162	5,994	6,225
383,897	155,676	14,552	3,146
32,882	27,874	—	—
10,961	9,291	—	—
255,506	211,751	12,693	—
30,015	31,125	28,644	28,732
28,920	32,065	1,967	38,988
7,981,743	5,661,826	386,353	543,327
(58,428)	(1,819)	(88,230)	(212,390)
—	—	—	(46,868)
7,923,315	5,660,007	298,123	284,069
16,994,326	11,145,502	176,841	3,693,554

(26,034,102)	40,421,293	1,217,077	(883,478)
—	(25,490,695)	—	—
(608,992)	(551,291)	340	(815)
(26,643,094)	14,379,307	1,217,417	(884,293)

140,197,823	122,316,341	6,099,183	7,548,858
—	30,370,934	—	—
(5,233)	72,275	(11)	—
140,192,590	152,759,550	6,099,172	7,548,858
113,549,496	167,138,857	7,316,589	6,664,565
$130,543,822	$178,284,359	$7,493,430	$10,358,119
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Brandes Global Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$21,194,502	$17,377,303	$937,759	$876,502
Net realized gain (loss) on:
Investments	50,032,062	(19,081,764)	3,073,376	1,182,465
Foreign currency transactions	(346,725)	90,783	(13,554)	4,807
Net unrealized appreciation (depreciation) on:
Investments	139,173,611	196,610,998	8,075,912	8,635,965
Foreign currency transactions	256,684	93,879	6,526	5,116
Net increase (decrease) in net assets resulting from operations	210,310,134	195,091,199	12,080,019	10,704,855
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,081,544)	(982,193)	(60,651)	(28,987)
Class C	(118,344)	(124,383)	(16,829)	(14,198)
Class I	(15,874,424)	(13,201,875)	(2,067,286)	(1,303,715)
Class R6	(1,556,062)	(1,245,833)	N/A	N/A
Decrease in net assets from distributions	(18,630,374)	(15,554,284)	(2,144,766)	(1,346,900)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	270,503,441	181,227,234	4,201,061	2,921,723
Net asset value of shares issued on reinvestment of distributions	17,770,341	15,210,215	2,127,932	1,337,641
Cost of shares redeemed	(172,689,900)	(178,850,167)	(5,165,227)	(8,015,333)
Net increase (decrease) in net assets from capital share transactions	115,583,882	17,587,282	1,163,766	(3,755,969)
Total increase (decrease) in net assets	307,263,642	197,124,197	11,099,019	5,601,986
NET ASSETS
Beginning of the Year	658,343,123	461,218,926	42,091,112	36,489,126
End of the Year	$965,606,765	$658,343,123	$53,190,131	$42,091,112
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund		Brandes International Small Cap Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,994,326	$15,944,242	$11,145,502	$6,448,797
Net realized gain (loss) on:
Investments	(26,034,102)	(9,407,945)	14,930,598	2,626,764
Foreign currency transactions	(608,992)	(131,926)	(551,291)	(177,732)
Net unrealized appreciation (depreciation) on:
Investments	140,197,823	179,020,784	152,687,275	100,701,377
Foreign currency transactions	(5,233)	(12,191)	72,275	9,030
Net increase (decrease) in net assets resulting from operations	130,543,822	185,412,964	178,284,359	109,608,236
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(4,119,967)	(2,095,363)	(1,886,310)	(739,891)
Class C	(80,997)	(28,354)	(94,968)	(29,797)
Class I	(14,265,133)	(8,705,978)	(14,067,922)	(4,690,866)
Class R6	(229,709)	(147,308)	(43,037)	(9,174)
Decrease in net assets from distributions	(18,695,806)	(10,977,003)	(16,092,237)	(5,469,728)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	96,289,970	145,204,047	273,156,598	68,732,747
Net asset value of shares issued on reinvestment of distributions	15,107,348	9,170,438	15,883,466	5,427,552
Cost of shares redeemed	(208,653,466)	(273,965,187)	(112,276,155)	(90,520,043)
Net increase (decrease) in net assets from capital share transactions	(97,256,148)	(119,590,702)	176,763,909	(16,359,744)
Total increase (decrease) in net assets	14,591,868	54,845,259	338,956,031	87,778,764
NET ASSETS
Beginning of the Year	675,493,442	620,648,183	325,346,452	237,567,688
End of the Year	$690,085,310	$675,493,442	$664,302,483	$325,346,452
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund		Brandes Core Plus Fixed Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$176,841	$90,457	$3,693,554	$2,202,801
Net realized gain (loss) on:
Investments	1,217,077	217,142	(883,478)	(338,518)
Foreign currency transactions	340	107	(815)	—
Net unrealized appreciation (depreciation) on:
Investments	6,099,183	1,114,457	7,548,858	(539,401)
Foreign currency transactions	(11)	11	—	—
Net increase (decrease) in net assets resulting from operations	7,493,430	1,422,174	10,358,119	1,324,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(134,800)	(23,984)	(46,294)	(27,393)
Class C	N/A	N/A	N/A	N/A
Class I	(380,573)	(107,346)	(3,400,659)	(2,163,987)
Class R6	(1,890)	(2,384)	(203,901)	(5,116)
Decrease in net assets from distributions	(517,263)	(133,714)	(3,650,854)	(2,196,496)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	53,200,377	8,429,869	65,616,036	25,725,843
Net asset value of shares issued on reinvestment of distributions	516,333	132,847	3,617,639	2,168,094
Cost of shares redeemed	(11,268,493)	(1,861,305)	(27,289,565)	(21,001,036)
Net increase (decrease) in net assets from capital share transactions	42,448,217	6,701,411	41,944,110	6,892,901
Total increase (decrease) in net assets	49,424,384	7,989,871	48,651,375	6,021,287
NET ASSETS
Beginning of the Year	11,869,983	3,880,112	66,742,471	60,721,184
End of the Year	$61,294,367	$11,869,983	$115,393,846	$66,742,471
The accompanying notes to financial statements are an integral part of this statement.

(This Page Intentionally Left Blank)

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period
Brandes International Equity Fund
Class A
9/30/2024	$18.15	0.46	4.88	5.34	(0.46)	$23.03
9/30/2023	$12.97	0.46	5.14	5.60	(0.42)	$18.15
9/30/2022	$18.12	0.60	(5.02)	(4.42)	(0.73)	$12.97
9/30/2021	$13.51	0.53	4.54	5.07	(0.46)	$18.12
9/30/2020	$16.02	0.26	(2.40)	(2.14)	(0.37)	$13.51
Class C
9/30/2024	$17.79	0.31	4.77	5.08	(0.34)	$22.53
9/30/2023	$12.72	0.30	5.07	5.37	(0.30)	$17.79
9/30/2022	$17.78	0.43	(4.89)	(4.46)	(0.60)	$12.72
9/30/2021	$13.27	0.43	4.47	4.90	(0.39)	$17.78
9/30/2020	$15.76	0.13	(2.33)	(2.20)	(0.29)	$13.27
Class I
9/30/2024	$18.32	0.56	4.89	5.45	(0.48)	$23.29
9/30/2023	$13.08	0.51	5.19	5.70	(0.46)	$18.32
9/30/2022	$18.21	0.62	(5.03)	(4.41)	(0.72)	$13.08
9/30/2021	$13.57	0.57	4.57	5.14	(0.50)	$18.21
9/30/2020	$16.07	0.27	(2.37)	(2.10)	(0.40)	$13.57
Class R6
9/30/2024	$18.47	0.59	4.94	5.53	(0.49)	$23.51
9/30/2023	$13.18	0.52	5.23	5.75	(0.46)	$18.47
9/30/2022	$18.32	0.63	(5.06)	(4.43)	(0.71)	$13.18
9/30/2021	$13.64	0.57	4.62	5.19	(0.51)	$18.32
9/30/2020	$16.15	0.36	(2.47)	(2.11)	(0.40)	$13.64

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

29.73%	$57.7	1.12%	2.27%	1.12%	2.27%	31.26%
43.29%	$43.9	1.13%	2.69%	1.13%	2.69%	21.81%
(25.05)%	$27.9	1.12%	3.57%	1.13%	3.56%	28.67%
37.55%	$38.2	1.10%	3.03%	1.11%	3.02%	30.41%
(13.42)%	$22.1	1.13%	1.80%	1.14%	1.79%	23.20%

28.80%	$7.4	1.87%	1.57%	1.87%	1.57%	31.26%
42.25%	$7.3	1.89%	1.81%	1.89%	1.81%	21.81%
(25.64)%	$5.9	1.87%	2.58%	1.88%	2.57%	28.67%
36.90%	$8.8	1.54%	2.51%	1.56%	2.49%	30.41%
(14.06)%	$7.6	1.88%	1.01%	1.89%	1.00%	23.20%

30.12%	$822.9	0.85%	2.69%	0.91%	2.63%	31.26%
43.66%	$553.0	0.85%	2.94%	0.93%	2.86%	21.81%
(24.83)%	$387.4	0.85%	3.66%	0.93%	3.58%	28.67%
37.87%	$552.2	0.85%	3.25%	0.91%	3.19%	30.41%
(13.13)%	$401.7	0.85%	2.03%	0.94%	1.94%	23.20%

30.30%	$77.6	0.75%	2.84%	0.87%	2.72%	31.26%
43.76%	$54.1	0.75%	2.99%	0.88%	2.86%	21.81%
(24.76)%	$40.1	0.75%	3.69%	0.88%	3.56%	28.67%
38.03%	$58.8	0.75%	3.28%	0.86%	3.17%	30.41%
(13.08)%	$47.8	0.75%	2.35%	0.89%	2.21%	23.20%

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Fund
Class A
9/30/2024	$25.80	0.51	6.82	7.33	(0.52)	(0.77)
9/30/2023	$20.42	0.48	5.67	6.15	(0.44)	(0.33)
9/30/2022	$26.53	0.49	(5.09)	(4.60)	(0.61)	(0.90)
9/30/2021	$19.30	0.55	7.54	8.09	(0.56)	(0.30)
9/30/2020	$21.75	0.28	(2.33)	(2.05)	(0.40)	—
Class C
9/30/2024	$25.48	0.34	6.67	7.01	(0.31)	(0.77)
9/30/2023	$20.17	0.28	5.61	5.89	(0.25)	(0.33)
9/30/2022	$26.25	0.29	(5.01)	(4.72)	(0.46)	(0.90)
9/30/2021	$19.16	0.37	7.47	7.84	(0.45)	(0.30)
9/30/2020	$21.60	0.17	(2.35)	(2.18)	(0.26)	—
Class I
9/30/2024	$26.13	0.58	6.91	7.49	(0.57)	(0.77)
9/30/2023	$20.66	0.54	5.75	6.29	(0.49)	(0.33)
9/30/2022	$26.78	0.55	(5.14)	(4.59)	(0.63)	(0.90)
9/30/2021	$19.46	0.64	7.59	8.23	(0.61)	(0.30)
9/30/2020	$21.91	0.38	(2.39)	(2.01)	(0.44)	—

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$31.84	29.18%	$1.7	1.25%	1.76%	1.39%	1.62%	20.21%
$25.80	30.29%	$1.1	1.25%	1.88%	1.43%	1.70%	17.28%
$20.42	(18.30)%	$0.8	1.25%	1.95%	1.42%	1.78%	14.57%
$26.53	42.30%	$0.8	1.25%	2.21%	1.41%	2.05%	20.46%
$19.30	(9.41)%	$0.9	1.25%	1.56%	1.58%	1.23%	17.16%

$31.41	28.24%	$0.7	2.00%	1.17%	2.18%	0.99%	20.21%
$25.48	29.35%	$0.3	2.00%	1.14%	2.18%	0.96%	17.28%
$20.17	(18.91)%	$0.6	2.00%	1.17%	2.17%	1.00%	14.57%
$26.25	41.21%	$0.9	2.00%	1.50%	1.78%	1.72%	20.46%
$19.16	(10.08)%	$0.7	2.00%	0.84%	2.32%	0.52%	17.16%

$32.28	29.46%	$50.8	1.00%	1.99%	1.15%	1.84%	20.21%
$26.13	30.60%	$40.6	1.00%	2.11%	1.21%	1.90%	17.28%
$20.66	(18.08)%	$35.2	1.00%	2.18%	1.22%	1.96%	14.57%
$26.78	42.67%	$45.5	1.00%	2.52%	1.20%	2.32%	20.46%
$19.46	(9.18)%	$28.6	1.00%	1.83%	1.36%	1.47%	17.16%
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Return of capital
Brandes Emerging Markets Value Fund
Class A
9/30/2024	$7.76	0.20	1.45	1.65	(0.22)	—
9/30/2023	$5.92	0.16	1.79	1.95	(0.11)	—
9/30/2022	$8.66	0.28	(2.75)	(2.47)	(0.27)	— (4)
9/30/2021	$7.04	0.18	1.54	1.72	(0.10)	—
9/30/2020	$8.57	0.13	(1.49)	(1.36)	(0.17)	—
Class C
9/30/2024	$7.69	0.13	1.43	1.56	(0.15)	—
9/30/2023	$5.86	0.09	1.79	1.88	(0.05)	—
9/30/2022	$8.59	0.22	(2.72)	(2.50)	(0.23)	— (4)
9/30/2021	$7.01	0.14	1.55	1.69	(0.11)	—
9/30/2020	$8.53	0.07	(1.48)	(1.41)	(0.11)	—
Class I
9/30/2024	$7.81	0.21	1.46	1.67	(0.23)	—
9/30/2023	$5.96	0.18	1.80	1.98	(0.13)	—
9/30/2022	$8.71	0.24	(2.70)	(2.46)	(0.28)	(0.01)
9/30/2021	$7.07	0.20	1.55	1.75	(0.11)	—
9/30/2020	$8.62	0.14	(1.50)	(1.36)	(0.19)	—
Class R6
9/30/2024	$7.87	0.22	1.48	1.70	(0.24)	—
9/30/2023	$6.00	0.15	1.85	2.00	(0.13)	—
9/30/2022	$8.76	0.28	(2.75)	(2.47)	(0.28)	(0.01)
9/30/2021	$7.11	0.20	1.56	1.76	(0.11)	—
9/30/2020	$8.65	0.16	(1.51)	(1.35)	(0.19)	—

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Amount is less than $0.01 per share.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$9.19	21.38%	$176.4	1.32%	2.42%	1.32%	2.42%	27.76%
$7.76	33.00%	$141.6	1.35%	2.16%	1.35%	2.16%	19.23%
$5.92	(28.99)%	$137.5	1.33%	2.90%	1.33%	2.90%	23.04%
$8.66	24.41%	$216.2	1.30%	2.02%	1.31%	2.01%	34.97%
$7.04	(16.10)%	$174.2	1.33%	1.75%	1.34%	1.74%	34.39%

$9.10	20.53%	$4.4	2.08%	1.57%	2.08%	1.57%	27.76%
$7.69	32.05%	$4.4	2.10%	1.29%	2.10%	1.29%	19.23%
$5.86	(29.54)%	$5.1	2.08%	2.14%	2.08%	2.14%	23.04%
$8.59	24.01%	$10.3	1.59%	1.66%	1.60%	1.65%	34.97%
$7.01	(16.63)%	$11.1	2.08%	0.90%	2.09%	0.89%	34.39%

$9.25	21.71%	$501.0	1.12%	2.54%	1.13%	2.53%	27.76%
$7.81	33.37%	$520.8	1.12%	2.40%	1.14%	2.38%	19.23%
$5.96	(28.79)%	$457.0	1.12%	3.10%	1.14%	3.08%	23.04%
$8.71	24.71%	$1,003.8	1.12%	2.24%	1.11%	2.25%	34.97%
$7.07	(15.96)%	$834.8	1.12%	1.88%	1.14%	1.86%	34.39%

$9.33	21.89%	$8.3	0.97%	2.68%	1.08%	2.57%	27.76%
$7.87	33.54%	$8.7	0.97%	2.05%	1.10%	1.92%	19.23%
$6.00	(28.75)%	$21.0	0.97%	2.95%	1.08%	2.84%	23.04%
$8.76	24.74%	$68.1	0.97%	2.32%	1.06%	2.23%	34.97%
$7.11	(15.74)%	$39.1	0.97%	2.07%	1.09%	1.95%	34.39%
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period
Brandes International Small Cap Equity Fund
Class A
9/30/2024	$13.89	0.34	5.67	6.01	(0.51)	$19.39
9/30/2023	$9.45	0.25	4.41	4.66	(0.22)	$13.89
9/30/2022	$14.01	0.45	(4.27)	(3.82)	(0.74)	$9.45
9/30/2021	$9.33	0.14	4.69	4.83	(0.15)	$14.01
9/30/2020	$10.22	0.07	(0.88)	(0.81)	(0.08)	$9.33
Class C
9/30/2024	$13.36	0.20	5.44	5.64	(0.40)	$18.60
9/30/2023	$9.09	0.13	4.27	4.40	(0.13)	$13.36
9/30/2022	$13.49	0.33	(4.08)	(3.75)	(0.65)	$9.09
9/30/2021	$9.03	0.10	4.54	4.64	(0.18)	$13.49
9/30/2020	$9.94	(0.01)	(0.85)	(0.86)	(0.05)	$9.03
Class I
9/30/2024	$13.97	0.39	5.70	6.09	(0.55)	$19.51
9/30/2023	$9.50	0.28	4.43	4.71	(0.24)	$13.97
9/30/2022	$14.09	0.47	(4.29)	(3.82)	(0.77)	$9.50
9/30/2021	$9.37	0.15	4.73	4.88	(0.16)	$14.09
9/30/2020	$10.25	0.09	(0.88)	(0.79)	(0.09)	$9.37
Class R6
9/30/2024	$14.05	0.41	5.73	6.14	(0.55)	$19.64
9/30/2023	$9.54	0.32	4.44	4.76	(0.25)	$14.05
9/30/2022	$14.14	0.59	(4.40)	(3.81)	(0.79)	$9.54
9/30/2021	$9.39	0.17	4.74	4.91	(0.16)	$14.14
9/30/2020	$10.27	0.07	(0.86)	(0.79)	(0.09)	$9.39

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

43.93%	$79.5	1.32%	2.05%	1.32%	2.05%	35.77%
49.42%	$48.9	1.36%	1.99%	1.36%	1.99%	32.77%
(28.26)%	$37.8	1.36%	3.73%	1.36%	3.73%	38.17%
51.91%	$68.0	1.32%	1.10%	1.33%	1.09%	26.16%
(7.95)%	$35.8	1.35%	0.77%	1.36%	0.76%	39.28%

42.78%	$4.6	2.07%	1.24%	2.07%	1.24%	35.77%
48.26%	$3.0	2.11%	1.05%	2.11%	1.05%	32.77%
(28.71)%	$3.2	2.11%	2.88%	2.11%	2.88%	38.17%
51.52%	$5.3	1.49%	0.86%	1.50%	0.85%	26.16%
(8.64)%	$4.5	2.11%	(0.06)%	2.12%	(0.07)%	39.28%

44.22%	$576.9	1.12%	2.31%	1.12%	2.31%	35.77%
49.62%	$272.9	1.15%	2.24%	1.16%	2.23%	32.77%
(28.04)%	$196.2	1.15%	3.85%	1.16%	3.84%	38.17%
52.15%	$318.0	1.12%	1.23%	1.13%	1.22%	26.16%
(7.69)%	$260.8	1.15%	0.93%	1.16%	0.92%	39.28%

44.39%	$3.3	1.00%	2.29%	1.08%	2.21%	35.77%
50.05%	$0.5	1.00%	2.51%	1.11%	2.40%	32.77%
(28.00)%	$0.3	1.00%	4.53%	1.10%	4.43%	38.17%
52.39%	$13.5	1.00%	1.37%	1.08%	1.29%	26.16%
(7.72)%	$10.5	1.00%	0.83%	1.12%	0.71%	39.28%

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Small Cap Value Fund
Class A
9/30/2024	$13.12	0.05	3.36	3.41	(0.14)	(0.27)
9/30/2023	$10.40	0.12	2.88	3.00	(0.27)	(0.01)
9/30/2022	$13.22	0.20	(2.30)	(2.10)	(0.21)	(0.51)
9/30/2021	$8.52	0.02	4.51	4.53	0.17	—
9/30/2020	$8.58	0.15	(0.16)	(0.01)	(0.05)	—
Class I
9/30/2024	$13.30	0.09	3.40	3.49	(0.16)	(0.27)
9/30/2023	$10.52	0.17	2.89	3.06	(0.27)	(0.01)
9/30/2022	$13.34	0.19	(2.28)	(2.09)	(0.22)	(0.51)
9/30/2021	$8.58	0.09	4.50	4.59	0.17	—
9/30/2020	$8.62	0.14	(0.13)	0.01	(0.05)	—
Class R6
9/30/2024	$12.49	0.07	3.23	3.30	(0.17)	(0.27)
9/30/2023	$9.88	0.19	2.70	2.89	(0.27)	(0.01)
9/30/2022	$12.53	0.20	(2.13)	(1.93)	(0.21)	(0.51)
9/30/2021	$8.00	0.18	4.18	4.36	0.17	—
9/30/2020	$7.97	0.26	(0.18)	0.08	(0.05)	—

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Amount is less than $50,000.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$16.12	26.59%	$8.5	1.15%	0.36%	1.41%	0.10%	38.36%
$13.12	29.02%	$2.3	1.15%	0.96%	2.70%	(0.59)%	30.99%
$10.40	(16.84)%	$0.7	1.15%	1.64%	4.66%	(1.87)%	160.46%
$13.22	57.55%	$0.5	1.15%	0.19%	5.78%	(4.44)%	90.71%
$8.52	(0.02)%	$— (4)	1.15%	1.06%	27.37%	(25.16)%	80.65%

$16.36	26.94%	$51.4	0.90%	0.60%	1.18%	0.32%	38.36%
$13.30	29.33%	$9.4	0.90%	1.36%	2.50%	(0.24)%	30.99%
$10.52	(16.66)%	$3.1	0.90%	1.50%	4.25%	(1.85)%	160.46%
$13.34	58.09%	$1.6	0.90%	0.70%	6.66%	(5.06)%	90.71%
$8.58	0.10%	$0.5	0.90%	1.65%	30.12%	(27.57)%	80.65%

$15.35	27.14%	$1.4	0.72%	0.47%	1.27%	(0.08)%	38.36%
$12.49	29.66%	$0.1	0.72%	1.63%	2.45%	(0.10)%	30.99%
$9.88	(16.50)%	$0.1	0.72%	1.86%	3.58%	(1.00)%	160.46%
$12.53	59.25%	$— (4)	0.72%	0.86%	6.62%	(5.04)%	90.71%
$8.00	1.11%	$— (4)	0.72%	0.87%	29.17%	(27.58)%	80.65%
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes Core Plus Fixed Income Fund
Class A
9/30/2024	$7.90	0.31	0.61	0.92	(0.30)	$8.52	11.88%
9/30/2023	$7.98	0.27	(0.08)	0.19	(0.27)	$7.90	2.33%
9/30/2022	$9.35	0.20	(1.36)	(1.16)	(0.21)	$7.98	(12.55)%
9/30/2021	$9.52	0.18	(0.12)	0.06	(0.23)	$9.35	0.67%
9/30/2020	$9.18	0.19	0.34	0.53	(0.19)	$9.52	5.89%
Class I
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.02%
9/30/2023	$8.06	0.29	(0.08)	0.21	(0.29)	$7.98	2.55%
9/30/2022	$9.43	0.23	(1.37)	(1.14)	(0.23)	$8.06	(12.25)%
9/30/2021	$9.60	0.21	(0.13)	0.08	(0.25)	$9.43	0.89%
9/30/2020	$9.26	0.22	0.33	0.55	(0.21)	$9.60	6.07%
Class R6
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.04%
9/30/2023	$8.06	0.29	(0.06)	0.23	(0.31)	$7.98	2.79%
9/30/2022	$9.43	0.33	(1.37)	(1.04)	(0.33)	$8.06	(11.26)%
9/30/2021	$9.60	0.34	(0.13)	0.21	(0.38)	$9.43	2.23%
9/30/2020	$9.26	0.29	0.34	0.63	(0.29)	$9.60	6.89%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	As of August 13, 2020, the expense cap for the class changed from 0.70% to 0.50%.
(5)	As of August 13, 2020, the expense cap for the class changed from 0.50% to 0.30%.
(6)	Amount is less than $50,000.
(7)	As of August 13, 2020, the expense cap for the class changed from 0.35% to 0.30%.
The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$1.2	0.50%	3.73%	0.83%	3.40%	25.42%
$1.3	0.50%	3.34%	0.88%	2.96%	15.72%
$0.8	0.50%	2.30%	0.86%	1.94%	25.44%
$1.0	0.50%	1.95%	0.83%	1.62%	27.13%
$1.2	0.68%(4)	2.30%	0.86%	2.12%	20.59%

$113.3	0.30%	3.94%	0.58%	3.66%	25.42%
$65.4	0.30%	3.53%	0.66%	3.17%	15.72%
$60.0	0.30%	2.59%	0.66%	2.23%	25.44%
$78.1	0.30%	2.23%	0.63%	1.90%	27.13%
$85.6	0.48%(5)	2.41%	0.65%	2.24%	20.59%

$0.9	0.30%	3.93%	0.56%	3.67%	25.42%
$— (6)	0.30%	3.55%	0.64%	3.21%	15.72%
$— (6)	0.30%	3.73%	0.30%	3.73%	25.44%
$— (6)	0.30%	3.54%	0.30%	3.54%	27.13%
$— (6)	0.30%(7)	3.19%	0.30%	3.19%	20.59%

The accompanying notes to financial statements are an integral part of this statement.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each an “Acquired Fund” and "Predecessor Fund", collectively the “Predecessor Funds” or the “Acquired Funds”), each a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into respective series bearing the same name of the Datum One Series Trust (the "Trust")   pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of each Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds” or the "Brandes Funds") are each diversified funds and are each series of the Trust. These financial statements and notes only relate to the Brandes Funds.
Prior to August 5, 2024, the Funds were each a series of BIT. BIT was registered under the1940 Act, as an open-end management investment company.
On August 5, 2024, the Predecessor Funds were reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the Brandes Investment Trust Board of Trustees on February 14, 2024 and by the Predecessor Funds’ Shareholders at a special meeting held on June 13, 2024, as it relates to the Brandes Core Plus Fixed Income Fund, Brandes Emerging Markets Value Fund, Brandes Global Equity Fund, and Brandes International Equity Fund and at special meetings held on June 28, 2024, and July 11, 2024, as it relates to the Brandes International Small Cap Equity Fund and Brandes Small Cap Value Fund, respectively (the “Reorganizations”).
Brandes Investment Trust	Datum One Series Trust
Brandes International Equity Fund	Brandes International Equity Fund
Brandes Global Equity Fund	Brandes Global Equity Fund
Brandes Emerging Markets Value Fund	Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund	Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund	Brandes Small Cap Value Fund
Brandes Core Plus Fixed Income Fund	Brandes Core Plus Fixed Income Fund

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The Reorganizations were proposed to provide potential benefits include (a) the opportunity for operational efficiencies, permitting Brandes to focus on core competencies, including portfolio management and increased sales and distribution efforts to grow the Acquiring Funds; (b) the potential for economies of scale and lower expenses over time due to the potentially larger asset base of the Trust (represented by additional non-Brandes managed series of the Trust), the potential for asset growth and the ability for fixed costs to be allocated across a larger asset base; (c) the opportunity to share various costs including legal, trustee compensation and other administrative costs as well as access to potentially better pricing arrangements with service providers; and (d) potentially greater access to professionals and other resources of the Trust, including resources to navigate increasing industry complexity and regulatory changes.
The results of the Predecessor Funds’ shareholder meeting in connection with the Reorganizations are provided below:
Fund Name	Record Date Outstanding Shares	Total Voted Sahres	% of Outstanding Shares Voted	% of Voted Shares "FOR" Proposal
Brandes International Equity Fund	38,251,983	21,041,391	55.01%	99.69%
Brandes Global Equity Fund	1,621,401	1,301,563	80.27%	99.63%
Brandes Emerging Markets Value Fund	80,658,146	45,554,136	56.48%	98.27%
Brandes International Small Cap Equity Fund	29,515,543	16,770,929	56.82%	94.56%
Brandes Small Cap Value Fund	2,169,092	976,136	45.00%	97.30%
Brandes Core Plus Fixed Income Fund	11,637,298	7,062,063	60.68%	99.96%
The Predecessor International Fund, Predecessor Global Fund, Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund, Predecessor Small Cap Value Fund and Predecessor Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Predecessor Emerging Markets Fund, February 1, 2012 for the Predecessor International Small Cap and January 2, 2018 for the Predecessor Small Cap Value Fund, these Predecessor Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund and Predecessor Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $7.5 billion or less. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Repurchase Agreements. Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees.  Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2024, the Funds did not invest in repurchase agreements.
B.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the year. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
C.
Delayed Delivery Securities. The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities changes, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of September 30, 2024.
D.
Zero Coupon Bonds. The Funds may invest without limit in so-called zero coupon bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities. The Funds did not hold any zero coupon bonds at  September 30, 2024.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

E.
Participatory Notes. The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.
Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.
The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.
The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds did not invest in any participatory notes at September 30, 2024.
F.
Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the investment received. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.
G.
Concentration of Risk. As of September 30, 2024, the International, Global, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.
H.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
I.
Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.
To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of September 30, 2024, the Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund did not have any securities on loan. The International Fund had securities on loan as of September 30, 2024 with a market value of $9,139,471 and received non-cash collateral for the securities on loan in the amount of $9,894,659. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds' Schedules of Investments or Statements of Assets and Liabilities.
J.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.
K.
Accounting for Uncertainty in Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2021 through 2024). As of September 30, 2024 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended September 30, 2024.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
L.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
M.
Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of September 30, 2024, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $802,642,870, $25,653,799, $450,513,011 and $329,119,198 that represent 83.12%, 48.23%, 65.28% and 49.54% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of September 30, 2024, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks	$118,810,974	$781,590,063	$—	$900,401,037
Preferred Stocks	16,828,067	21,052,807	—	37,880,874
Short-Term Investments	21,855,415	—	—	21,855,415
Total Investments in Securities	$157,494,456	$802,642,870	$—	$960,137,326
Global Fund
Common Stocks	$25,681,338	$26,066,261	$—	$51,747,599
Preferred Stocks	393,073	84,470	—	477,543
Short-Term Investments	918,197	—	—	918,197
Total Investments in Securities	$26,992,608	$26,150,731	$—	$53,143,339
Emerging Markets Fund
Common Stocks	$174,937,332	$479,828,143	$—	$654,765,475
Preferred Stocks	16,230,511	—	—	16,230,511
Short-Term Investments	10,705,053	—	—	10,705,053
Total Investments in Securities	$201,872,896	$479,828,143	$—	$681,701,039
International Small Cap Fund
Common Stocks	$298,589,971	$326,552,357	$—	$625,142,328
Preferred Stocks	16,894,351	13,384,461	—	30,278,812
Short-Term Investments	10,551,434	—	—	10,551,434
Total Investments in Securities	$326,035,756	$339,936,818	$—	$665,972,574
Small Cap Value Fund
Common Stocks	$58,424,173	$659,747	$1,871	$59,085,791
Preferred Stocks	1,087,427	—	—	1,087,427
Investment Companies	733,309	—	—	733,309
Short-Term Investments	990,025	—	—	990,025
Total Investments in Securities	$61,234,934	$659,747	$1,871	$61,896,552
Core Plus Fund
Asset Backed Securities	$—	$919,908	$—	$919,908
Corporate Bonds	—	29,022,421	—	29,022,421
Other Mortgage Related Securities	—	231	—	231
Federal And Federally Sponsored Credits	—	5,133,830	—	5,133,830
Foreign Issuer Bonds	—	2,352,293	—	2,352,293
US Governments	—	74,924,656	—	74,924,656
Short-Term Investments	2,142,890	—	—	2,142,890
Total Investments in Securities	$2,142,890	$112,353,339	$—	$114,496,229
There were no Level 3 securities in the Global, International Small Cap and Core Plus Funds at the beginning or during the period presented.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund and the Emerging Markets Fund held two and four, level 3 securities, respectively, that were effectively valued at $0 as of September 30, 2024 due to the inability of the Funds to transact in these investments, the lack of visibility on when the Funds may do so, and the lack or readily available market prices for such investments.  All of these factors are related to the Russian invasion of Ukraine and responses to the event.  The value of these securities compared to the Funds' net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
The Small Cap Value Fund held one level 3 security with a fair value of $1,871 as of September 30, 2024. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value. The value of this security compared to the Fund's net assets is not material and therefore, the reconciliation of Level 3 securities is not disclosed.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.75% of the first $2.5 billion of average daily net assets, 0.70% on average daily net assets from $2.5 billion to $5.0 billion, and 0.67% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $1.0 billion of average daily net assets, and 0.90% of the average daily net assets greater than $1.0 billion, of the International Small Cap Fund. The Global Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.70% and 0.35% based upon their average daily net assets, respectively. The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until January 31, 2025.  For the year ended September 30, 2024, the Core Plus fund had $46,868 in advisory fees waived.  These waived fees are not eligible for recoupment.  For the year ended September 30, 2024, the International Fund, the Global Fund, the Emerging Markets Fund, the International

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Fund, the Small Cap Value Fund, and the Core Plus Fund incurred $5,952,441, $379,962, $6,434,034, $4,662,221, $220,043 and $328,077 in advisory fees, respectively.
The Funds are responsible for their own operating expenses. The Advisor contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through July 15, 2026 (the “Expense Cap Agreement”):
Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	0.85%	0.75%
Global Fund	1.25%	2.00%	1.00%	0.82%*
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.50%	N/A	0.30%	0.30%
* This class is not active.
The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.
Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. The Trust has agreed to repay the expense reimbursement to the Advisor. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. For the year ended September 30, 2024, the Advisor waived expenses and/or reimbursed the Funds $509,051, $72,945, $58,428, $1,819, $88,230, and $212,390 for the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, and Core Plus Fund, respectively. Repayment rights expire as follows:

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Year Ended September 30, 2025	Year Ended September 30, 2026	Year Ended September 30, 2027
International Fund	$440,163	$471,697	$509,051
Global Fund	96,460	89,159	72,945
Emerging Markets Fund	112,463	138,307	58,428
International Small Cap Fund	7,484	515	1,819
Small Cap Value Fund	132,842	111,992	88,230
Core Plus Fund	211,363	192,628	212,390
The Advisor did not recoup any fees previously waived or reimbursed for the International Fund. For the year ended September 30, 2024, the Advisor recouped fees previously waived or reimbursed in the following amounts:
Fund	Class A	Class I
Global Fund	$—	$9,765
Emerging Markets Fund	—	28,920
International Small Cap Fund	—	32,065
Small Cap Value Fund	1,967	—
Core Plus Fund	—	38,988
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The total fee for each Fund is subject to reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities.  The fees paid to the Administrator for the year ended September 30, 2024 are reflected on the Statements of Operations as "Custody fees", "Administration fees" and "Transfer agent fees".
C.
Distribution and Servicing Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis.  A portion of the Funds’ distribution expenses is paid by the Advisor.
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the year ended September 30, 2024, the Funds paid to

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the year ended September 30, 2024, the following Funds incurred expenses pursuant to the Plan:
Fund	Class A	Class C
International Fund	$117,382	$54,195
Global Fund	3,676	4,272
Emerging Markets Fund	383,897	32,882
International Small Cap Fund	155,676	27,874
Small Cap Value Fund	14,552	N/A
Core Plus Fund	3,146	N/A
The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of average daily net assets attributable to Class C and Class I, respectively (the “Service Fees”). For the year ended September 30, 2024, the Funds incurred the following Service Fees:
Fund	Class C	Class I
International Fund	$18,065	$337,009
Global Fund	1,424	6,181
Emerging Markets Fund	10,961	255,506
International Small Cap Fund	9,291	211,751
Small Cap Value Fund	N/A	12,693
Core Plus Fund	N/A	—
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) ("ACA Group"), provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual fixed fee per Fund and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as "Compliance fees" on the Statement of Operations.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the year ended September 30, 2024, the amounts allocated for Trustee compensation and reimbursement of out-of-pocket expenses from the Trust to the Funds, is reflected as “Trustee fees” on the Statement of Operations.
NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the year ended September 30, 2024:
	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$354,229,557	$242,048,664
Global Fund	$—	$—	$9,445,184	$9,616,707
Emerging Markets Fund	$—	$—	$184,737,364	$298,397,717
International Small Cap Fund	$—	$—	$327,943,583	$172,931,000
Small Cap Value Fund	$—	$—	$54,165,383	$12,234,321
Core Plus Fund	$49,446,912	$15,352,710	$12,396,079	$7,179,276
NOTE 5–CAPITAL SHARE TRANSACTIONS
Capital share activity for each class of shares was as follows (shares and dollar amounts in thousands):
	International Fund				Global Fund
	Year Ended 9/30/2024		Year Ended 9/30/2023		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	938	$19,801	973	$17,054	12	$337	22	$557
Class C	73	1,489	71	1,202	16	465	4	123
Class I	10,806	223,707	8,395	146,372	114	3,399	86	2,242
Class R6	1,222	25,507	935	16,599	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	52	1,071	55	980	2	60	1	29
Class C	6	118	7	124	1	17	1	14
Class I	737	15,203	723	12,897	72	2,051	51	1,295
Class R6	66	1,378	68	1,210	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(905)	(18,272)	(758)	(13,034)	(5)	(132)	(17)	(426)
Class C	(162)	(3,220)	(130)	(2,175)	(6)	(185)	(20)	(511)
Class I	(6,397)	(131,911)	(8,548)	(143,936)	(169)	(4,848)	(284)	(7,078)
Class R6	(912)	(19,287)	(1,116)	(19,705)	N/A	N/A	N/A	N/A
Net Increase/(Decrease) Resulting from Fund Share Transactions	5,524	$115,584	675	$17,588	37	$1,164	(156)	$(3,755)

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund				International Small Cap Fund
	Year Ended 9/30/2024		Year Ended 9/30/2023		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	2,339	$19,786	1,336	$9,619	1,761	$29,469	1,081	$14,379
Class C	87	699	71	494	90	1,411	20	258
Class I	9,041	75,090	17,714	130,544	14,427	239,641	4,073	53,890
Class R6	85	715	688	4,548	144	2,636	17	207
Issued on Reinvestment of Distributions
Class A	113	956	72	560	106	1,775	54	707
Class C	10	81	4	28	6	85	2	27
Class I	1,645	14,038	1,087	8,575	823	13,984	355	4,687
Class R6	4	32	1	7	2	39	— *	6
Shares Redeemed
Class A	(1,496)	(12,281)	(6,395)	(41,430)	(1,289)	(21,380)	(1,616)	(20,479)
Class C	(188)	(1,534)	(369)	(2,623)	(73)	(1,106)	(144)	(1,691)
Class I	(23,169)	(192,329)	(28,880)	(206,361)	(5,212)	(89,508)	(5,544)	(68,173)
Class R6	(302)	(2,509)	(3,093)	(23,552)	(16)	(282)	(14)	(178)
Net Increase/(Decrease) Resulting from Fund Share Transactions	(11,831)	$(97,256)	(17,764)	$(119,591)	10,769	$176,764	(1,716)	$(16,360)

*	Value calculated is less than 500 shares/dollars.

	Small Cap Value Fund				Core Plus Fund
	Year Ended 9/30/2024		Year Ended 9/30/2023		Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	484	$6,907	136	$1,732	11	$88	91	$735
Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	3,024	44,854	519	6,692	6,695	55,583	2,922	24,000
Class R6	97	1,439	1	6	1,187	9,945	120	991
Issued on Reinvestment of Distributions
Class A	10	134	2	23	6	46	3	27
Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	27	381	9	107	403	3,368	260	2,136
Class R6	—	2	— *	2	25	204	1	5
Shares Redeemed
Class A	(148)	(2,171)	(31)	(383)	(46)	(382)	(19)	(156)
Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(615)	(8,919)	(111)	(1,477)	(2,124)	(17,726)	(2,423)	(19,837)
Class R6	(14)	(179)	(— )*	(1)	(1,113)	(9,182)	(121)	(1,008)
Net Increase/(Decrease) Resulting from Fund Share Transactions	2,865	$42,448	525	$6,701	5,044	$41,944	834	$6,893

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 6–FEDERAL INCOME TAX MATTERS
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Foreign capital gains taxes”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investments”.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency transactions, passive foreign investment companies, and paydowns:
	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
International Fund	$3,101,077	$(3,101,077)	$—
Global Fund	(13,554)	13,554	—
Emerging Markets Fund	3,616,849	(3,616,849)	—
International Small Cap Fund	1,976,756	(1,976,756)	—
Small Cap Value Fund	7,896	(7,896)	—
Core Plus Fund	(36,911)	36,911	—
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	International Fund	Global Fund
Cost of investments for tax purposes	$824,558,135	$38,124,582
Gross tax unrealized appreciation	191,690,831	17,103,037
Gross tax unrealized depreciation	(55,972,873)	(2,080,667)
Net unrealized appreciation (depreciation) on investments and foreign currency	135,717,958	15,022,370
Distributable ordinary income	7,035,043	40,655
Distributable long-term capital gains	—	3,016,843
Total distributable earnings	7,035,043	3,057,498
Other accumulated gains/(losses)	(52,567,646)	(1,595)
Total accumulated earnings	$90,185,355	$18,078,273

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund	International Small Cap Fund	Small Cap Value Fund	Core Plus Fund
Cost of investments for tax purposes	$703,118,776	$534,978,999	$56,108,694	$115,103,594
Gross tax unrealized appreciation	129,817,898	147,664,235	7,000,512	1,138,374
Gross tax unrealized depreciation	(152,938,091)	(16,676,680)	(1,212,656)	(1,745,739)
Net unrealized appreciation (depreciation) on investments and foreign currency	(23,120,193)	130,987,555	5,787,856	(607,365)
Distributable ordinary income	3,869,087	10,736,480	452,012	42,375
Distributable long-term capital gains	—	—	1,086,766	—
Total distributable earnings	3,869,087	10,736,480	1,538,778	42,375
Other accumulated gains/(losses)	(283,084,560)	(126,276,842)	(2,737)	(2,621,840)
Total accumulated earnings	$(302,335,666)	$15,447,193	$7,323,897	$(3,186,830)
The differences between book and tax basis distributable earnings are primarily related to passive foreign investment companies and wash sales. These differences are temporary.
The tax composition of dividends for the years ended September 30, 2024 and September 30, 2023 for the Funds, were as follows:
	Ordinary Income		Long Term Capital Gains		Return of Capital
	2024	2023	2024	2023	2024	2023
International Fund	$18,630,374	$15,554,284	$—	$—	$—	$—
Global Fund	916,414	776,169	1,226,757	570,731	—	—
Emerging Markets Fund	17,987,168	10,977,003	—	—	—	—
International Small Cap Fund	16,071,615	5,469,728	—	—	—	—
Small Cap Value Fund	259,817	133,714	257,398	—	—	—
Core Plus Fund	3,647,690	2,196,496	—	—	—	—
At September 30, 2024 the Funds had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
International Fund	$(52,567,646)	$(46,172,160)
Global Fund	—	—
Emerging Markets Fund	(282,355,644)	—
International Small Cap Fund	(126,246,765)	(16,903,568)
Small Cap Value Fund	—	—
Core Plus Fund	(2,618,676)	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 7–OFFERING PRICE PER SHARE
The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Emerging Markets, International Small Cap and Small Cap Value, and 3.75% for the Core Plus Fund. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.
NOTE 8–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the year ended September 30, 2024:
International Small Cap Fund
Issuer Name	Value At September 30, 2023	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At September 30, 2024	Dividend Income
Desarrolladora Homex SAB de CV	$192,456	$—	$(71,151)	$(17,435,531)	$17,314,226	$—	$—
Urbi Desarrollos Urbanos SAB de CV	319,484	—	(5,321,028)	(8,055,164)	13,056,708	—	—
	$511,940	$—	$(5,392,179)	$(25,490,695)	$30,370,934	$—	$—
There were no affiliated issuers with the Funds as of September 30, 2024.
NOTE 9–OWNERSHIP BY AFFILIATED PARTIES
As of September 30, 2024, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares in each class of the Funds as follows:
Global Fund
Class I
Shares	365,135
% of Total Outstanding Shares	23.22%

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Core Plus Fund
Class I
Shares	2,314,748
% of Total Outstanding Shares	17.57%
NOTE 10–RISK FACTORS
Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets.  Any such disruptions could have an adverse impact on the prices and liquidity of the Funds' investments.
NOTE 11–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Datum One Series Trust comprising the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund and Brandes Core Plus Fixed Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The Funds’ statements of changes in net assets for the year ended September 30, 2023, and the financial highlights for each of the four years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on the statements of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the

Brandes Investment Partners
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
November 22, 2024
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal year ended September 30, 2024, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for each Fund were as follows:
PERCENTAGE
International Fund	3.03%
Global Fund	2.76%
Emerging Markets Fund	1.99%
International Small Cap Fund	1.32%
Small Cap Value Fund	6.80%
Core Plus Fund	96.53%
The percentage of ordinary distributions designated as short-term gain distributions under the Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended September 30, 2024 were as follows:
PERCENTAGE
International Fund	0.00%
Global Fund	0.00%
Emerging Markets Fund	0.00%
International Small Cap Fund	0.00%
Small Cap Value Fund	100.00%
Core Plus Fund	0.00%
The distributions designated as long-term capital gain distributions for the fiscal year ended September 30, 2024 were as follows:
DISTRIBUTION
International Fund	$—
Global Fund	$1,226,757
Emerging Markets Fund	$—
International Small Cap Fund	$—
Small Cap Value Fund	$257,398
Core Plus Fund	$—
The percentage of dividend income distributed for the fiscal year ended September 30, 2024, which is designated as qualified dividend income under the Jobs and Growth Tax relief Reconciliation Act of 2003 is as follows:
QUALIFIED DIVIDEND INCOME
International Fund	79.76%
Global Fund	100.00%
Emerging Markets Fund	75.78%
International Small Cap Fund	46.14%
Small Cap Value Fund	65.26%
Core Plus Fund	0.00%

Brandes Investment Partners
ADDITIONAL INFORMATION — (Unaudited) (continued)

The percentage of dividends paid during the fiscal year ended September 30, 2024 that qualify for the corporate dividends received deduction are as follows:
PERCENTAGE
International Fund	0.00%
Global Fund	46.32%
Emerging Markets Fund	0.00%
International Small Cap Fund	0.00%
Small Cap Value Fund	63.17%
Core Plus Fund	0.00%

Brandes Investment Partners
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies

Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Funds and replaced PricewaterhouseCoopers LLP as the Predecessor Funds' accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended September 30, 2022 and 2023 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Funds' fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.  During the fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, there have been no reportable events (as defined in S-K 304(a)(1)(v)).
The Funds have requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter, dated December 2, 2024, is filed as Exhibit a5 to this Form N-CSR.
During the fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, the Funds have not consulted with Deloitte regarding any of the matters described in S-K 304(a)(2)(i) or S-K 304(a)(2)(ii).

Brandes Investment Partners
Proxy Disclosure for Open-End Management Investment Companies

Not applicable.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE BRANDES INTERNATIONAL EQUITY FUND, BRANDES GLOBAL EQUITY FUND, BRANDES EMERGING MARKETS VALUE FUND, BRANDES INTERNATIONAL SMALL CAP EQUITY FUND, BRANDES SMALL CAP VALUE FUND, AND BRANDES CORE PLUS FIXED INCOME FUND
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Brandes Investment Partners, L.P. (the “Adviser”) with respect to the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each a “Fund” and, collectively, the “Funds”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment management agreement.
At a meeting held on December 4-5, 2023, the Board formally considered and approved an initial investment management agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Management Agreement”). The Board noted that the Funds were to be newly created “shell” series of the Trust in anticipation of a proposed reorganization of the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each a “Predecessor Fund” and, collectively, the “Predecessor Brandes Funds”), each a series of Brandes Investment Trust (the reorganization of each Predecessor Fund with and into its respective Fund, each a “Reorganization” and, collectively, the “Reorganizations”). The Investment Management Agreement was to be for an initial two-year term beginning on the date of the Reorganizations. The December 4-5, 2023 meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”).  The Board, including each of the Independent Trustees, met in person on May 22, 2024, and ratified its approval of the Investment Management Agreement with respect to the Funds.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

Prior to the December 4-5 meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Funds grow larger, and whether and how the benefits of scale may be shared with the Funds; (2) the Funds’ interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Funds for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Funds as and if the Funds grow. The Board also received and reviewed a memorandum from counsel to the Funds regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board examined the nature, extent, and quality of services to be provided to the Funds by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing the assets of each Predecessor Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. Taking into account the personnel involved in servicing the Funds as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.
The Board then considered the investment performance and expenses of the Funds. The Board noted that, although the Funds were not in operation yet, the Adviser had an established performance history managing the Predecessor Funds. The Board reviewed the performance history of each Predecessor Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of each Fund to (i) a certain number of funds with the same Morningstar investment category as each Fund, selected by FUSE, with similar pricing characteristics (each a “Peer Group”), (ii) a group of funds comprised of each Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (each a “Peer Universe”), and (iii) the benchmarks of each Fund.

Brandes Investment Partners
Basis for Trustees' Approval of Investment Advisory Agreement

The Board compared each of the Funds to their respective Peer Group, Peer Universe, and benchmark.
The Board then considered the cost of services proposed to be provided and the profits projected to be realized by the Adviser as and if the Funds continued to grow following the Reorganizations. The Board reviewed each management fee proposed to be paid by the Funds, the proposed contractual expense limitations and the projected total operating expenses of each Fund. In considering economies of scale for the Funds, the Board considered marketing and distribution plans and capacity of the Funds. The Board concluded that the proposed management fees were reasonable for each of the Funds.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Funds which may include, among other things, enhanced name recognition stemming from the management of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund, and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
SEPARATELY MANAGED ACCOUNT
RESERVE TRUST
For the year ended September 30, 2024

1

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2024

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 5.12%
Federal Home Loan Mortgage Corporation – 2.00%
Pool G1-8578 3.000%, 12/1/2030	$462,866	$451,799
Pool SD-2873 3.000%, 1/1/2052	2,280,641	2,070,599
Pool SD-8001 3.500%, 7/1/2049	612,983	577,381
Pool SD-8003 4.000%, 7/1/2049	309,746	301,284
		3,401,063
Federal National Mortgage Association – 3.12%
Pool AL9865 3.000%, 2/1/2047	523,592	478,637
Pool AS6201 3.500%, 11/1/2045	220,315	208,452
Pool BN6683 3.500%, 6/1/2049	517,181	488,030
Pool CA0483 3.500%, 10/1/2047	2,975,349	2,819,596
Pool CA1624 3.000%, 4/1/2033	749,127	726,871
Pool MA3687 4.000%, 6/1/2049	605,037	581,024
		5,302,610
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,440,436)		$8,703,673
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.637%, 10/25/2036(a)	$891	$804
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $886)		$804
US GOVERNMENTS – 32.95%
Sovereign Government – 32.95%
United States Treasury Bond
4.750%, 2/15/2037	$18,875,000	$20,618,725
3.500%, 2/15/2039	10,500,000	10,022,168
3.750%, 11/15/2043	9,000,000	8,467,031
3.000%, 5/15/2047	15,750,000	12,886,084
		51,994,008
United States Treasury Note 2.375%, 5/15/2029	4,250,000	4,033,516
TOTAL US GOVERNMENTS (Cost $57,622,695)		$56,027,524
CORPORATE BONDS – 51.83%
Aerospace & Defense – 1.03%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	$1,615,000	$1,752,036
Asset Management – 2.39%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%)(c)	4,070,000	4,063,177
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
2

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
Automotive – 2.54%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	$1,625,000	$1,593,973
2.700%, 8/10/2026	2,845,000	2,733,260
		4,327,233
Banking – 10.97%
Bank of America Corp. 4.450%, 3/3/2026	6,120,000	6,128,399
Citigroup, Inc. 4.400%, 6/10/2025	5,385,000	5,365,763
USB Capital IX 6.583% (CME Term SOFR 3M + 1.282%, minimum of 6.583%), Perpetual, 11/4/2024(d)	8,525,000	7,162,535
		18,656,697
Biotechnology & Pharmaceuticals – 2.11%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	3,725,000	3,581,913
Cable & Satellite – 0.18%
Charter Communications Operating LLC 4.908%, 7/23/2025	306,000	305,500
Commercial Support Services – 5.01%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	4,870,000	4,892,227
6.250%, 1/15/2028(b)	3,635,000	3,635,978
		8,528,205
Containers & Packaging – 1.13%
Sealed Air Corp. 4.000%, 12/1/2027(b)	1,990,000	1,922,817
Electric Utilities – 1.51%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	2,930,000	2,574,276
Entertainment Content – 2.81%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,853,461
Univision Communications, Inc. 8.000%, 8/15/2028(b)	2,855,000	2,919,137
		4,772,598
Food – 2.15%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,653,899
Home Construction – 1.01%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,710,452
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
3

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
Household Products – 2.07%
Coty, Inc. 5.000%, 4/15/2026(b)	$3,534,000	$3,518,681
Institutional Financial Services – 2.36%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%)(c)	4,180,000	4,022,696
Internet Media & Services – 1.43%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	794,821
3.250%, 2/15/2030	1,732,000	1,633,237
		2,428,058
Leisure Facilities & Services – 2.80%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	4,675,000	4,763,287
Oil & Gas Producers – 3.97%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	1,940,000	1,852,406
Range Resources Corp. 4.875%, 5/15/2025	4,925,000	4,900,203
		6,752,609
REIT – 1.71%
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	2,925,000	2,902,970
Software – 2.98%
VMware LLC
4.500%, 5/15/2025	930,000	927,975
3.900%, 8/21/2027	4,176,000	4,132,801
		5,060,776
Telecommunications – 1.67%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	1,391,600	1,405,415
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,436,430
		2,841,845
TOTAL CORPORATE BONDS (Cost $88,569,540)		$88,139,725
FOREIGN ISSUER BONDS – 5.42%
Chemicals – 1.89%
Methanex Corp.
5.125%, 10/15/2027	$1,249,000	$1,235,898
5.250%, 12/15/2029	2,005,000	1,979,340
		3,215,238
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
4

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

	Principal Amount	Value
Oil, Gas Services & Equipment – 0.85%
Transocean, Inc. 8.750%, 2/15/2030(b)	$1,381,250	$1,440,136
Telecommunications – 2.68%
Optics Bidco SpA 6.375%, 11/15/2033(b)	3,767,000	3,907,434
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	651,825
		4,559,259
TOTAL FOREIGN ISSUER BONDS (Cost $9,314,116)		$9,214,633
ASSET BACKED SECURITIES – 1.75%
Specialty Finance – 1.75%
SLM Private Credit Student Loan Trust Series 2004-B, 5.638%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	$1,033,784	$1,021,313
SLM Private Credit Student Loan Trust Series 2005-A, 5.518%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	727,127	716,662
SLM Private Credit Student Loan Trust Series 2006-A, 5.498%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	1,280,858	1,244,021
TOTAL ASSET BACKED SECURITIES (Cost $2,867,847)		$2,981,996

	Shares	Value
SHORT-TERM INVESTMENTS – 4.71%
Money Market Funds – 4.71%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.78%(e)	8,002,539	$8,002,539
TOTAL SHORT-TERM INVESTMENTS (Cost $8,002,539)		$8,002,539
Total Investments (Cost $174,818,059) – 101.78%		$173,070,894
Liabilities in Excess of Other Assets – (1.78)%		(3,032,674)
Total Net Assets – 100.00%		$170,038,220

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,068,713 which represented 24.15% of the net assets of the Fund.

The accompanying notes to financial statements are an integral part of this Schedule of Investments.
5

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2024 (continued)

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of September 30, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
6

Brandes Separately Managed Account Reserve Trust
STATEMENT OF ASSETS AND LIABILITIES — September 30, 2024

ASSETS
Investment in securities, at cost	$174,818,059
Investment in securities, at value	$173,070,894
Receivables:
Fund shares sold	53,521
Interest	1,736,214
Total Assets	174,860,629
LIABILITIES
Payables:
Securities purchased	4,404,891
Fund shares redeemed	415,824
Dividends	1,694
Total Liabilities	4,822,409
NET ASSETS	$170,038,220
COMPONENTS OF NET ASSETS
Paid-in Capital	$184,892,905
Total distributable earnings (loss)	(14,854,685)
Total Net Assets	$170,038,220
Net asset value, offering price and redemption proceeds per share
Net Assets	$170,038,220
Shares outstanding (unlimited shares authorized without par value)	20,904,993
Offering and redemption price	$8.13
The accompanying notes to financial statements are an integral part of this statement.
7

Brandes Separately Managed Account Reserve Trust
STATEMENT OF OPERATIONS — For the Year Ended September 30, 2024

INVESTMENT INCOME
Income
Dividend income	$280,890
Interest income	7,460,052
Total Income	7,740,942
Expenses (Note 3)
Total expenses	—
Total net expenses	—
Net investment income	7,740,942
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,901,207)
Net realized gain (loss) on foreign currency transactions	(4,588)
Net change in unrealized appreciation (depreciation) on investments	16,425,265
Net realized and unrealized gain on investments	14,519,470
Net increase in net assets resulting from operations	$22,260,412
The accompanying notes to financial statements are an integral part of this statement.
8

Brandes Separately Managed Account Reserve Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$7,740,942	$7,229,895
Net realized gain (loss) on investments and foreign currency transactions	(1,905,795)	(2,208,647)
Net change in unrealized appreciation (depreciation) on investments	16,425,265	3,015,650
Net increase (decrease) in net assets resulting from operations	22,260,412	8,036,898
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(7,667,987)	(7,215,374)
Decrease in net assets from distributions	(7,667,987)	(7,215,374)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,472,860	24,768,280
Net asset value of shares issued on reinvestment of distributions	7,470,501	6,802,184
Cost of shares redeemed	(41,419,675)	(31,266,107)
Net increase (decrease) in net assets from capital share transactions	4,523,686	304,357
Total increase in net assets	19,116,111	1,125,881
NET ASSETS
Beginning of the Year	150,922,109	149,796,228
End of the Year	$170,038,220	$150,922,109
The accompanying notes to financial statements are an integral part of this statement.
9

Brandes Separately Managed Account Reserve Trust
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.42	$7.38	$8.83	$8.94	$8.73
Total from investment operations:
Net investment income(1)	0.38	0.36	0.30	0.27	0.31
Net realized and unrealized gain/(loss) on investments	0.71	0.04	(1.45)	(0.07)	0.21
Total from investment operations	1.09	0.40	(1.15)	0.20	0.52
Less dividends and distributions:
Dividends from net investment income	(0.38)	(0.36)	(0.30)	(0.31)	(0.31)
Total dividends and distributions	(0.38)	(0.36)	(0.30)	(0.31)	(0.31)
Net asset value, end of year	$8.13	$7.42	$7.38	$8.83	$8.94
Total return	14.99%	5.39%	(13.30%)	2.33%	6.05%
Net assets, end of year (millions)	$170.0	$150.9	$149.8	$186.5	$181.2
Ratio of expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(2)	4.89%	4.74%	3.63%	3.04%	3.52%
Portfolio turnover rate	31.72%	23.24%	28.94%	36.89%	32.24%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of
“wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the
Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

The accompanying notes to financial statements are an integral part of this statement.
10

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes Seperately Managed Account Reserve Trust (the “Acquired Fund” and "Predecessor Fund"), a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into a respective series bearing the same name of the Datum One Series Trust (the "Trust") pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of the Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the“1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes Seperately Managed Account Reserve Trust (the “Fund”) is a diversified fund and a series of the Trust. These financial statements and notes only relate to the Fund.
The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
Prior to August 5, 2024, the Fund was a series of BIT. BIT was registered under the 1940 Act, as an open-end management investment company.
On August 5, 2024, the Predecessor Fund was reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the Brandes Investment Trust Board of Trustees on February 14, 2024 and by the Predecessor Fund’s Shareholders at a special meeting held on June 13, 2024 (the “Reorganization”).
Brandes Investment Trust	Datum One Series Trust
Brandes Separately Managed Account Reserve Trust	Brandes Separately Managed Account Reserve Trust
The Reorganization was proposed to provide potential benefits include (a) the opportunity for operational efficiencies, permitting Brandes to focus on core competencies, including portfolio management and increased sales and distribution efforts to grow the Acquiring Fund; (b) the potential for economies of scale and lower expenses over time due to the potentially larger asset base of the Trust (represented by additional non-Brandes managed series of the Trust), the potential for asset growth and the ability for fixed costs to be allocated across a larger asset base; (c) the opportunity to share various costs including legal, trustee compensation and other administrative costs as well as access to potentially better pricing arrangements with service providers; and (d) potentially greater access to professionals and other resources of the Trust, including resources to navigate increasing industry complexity and regulatory changes.
The results of the Predecessor Fund’s shareholder meeting in connection with the Reorganization is provided below:
11

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund Name	Record Date Outstanding Shares	Total Voted Sahres	% of Outstanding Shares Voted	% of Voted Shares "FOR" Proposal
Brandes Separately Managed Account Reserve Trust	19,858,477	19,082,804	96.09%	99.91%
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees.  The Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing the Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2024, the Fund did not invest in repurchase agreements.
B.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from
12

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the year. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
C.
Delayed Delivery Securities. The Fund may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Fund did not have any open commitments on delayed delivery securities as of September 30, 2024.
D.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified cost. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.
E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
F.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably
13

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.
G.
Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2021 through 2024). As of September 30, 2024 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended September 30, 2024.
The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
H.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with
14

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
I.
Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”)
15

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange.  Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of September 30, 2024.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may
16

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedule of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of September 30, 2024, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Asset Backed Securities	$—	$2,981,996	$—	$2,981,996
Corporate Bonds	—	88,139,725	—	88,139,725
Government Securities	—	8,703,673	—	8,703,673
Foreign Issuer Bonds	—	9,214,633	—	9,214,633
US Governments	—	56,027,524	—	56,027,524
Mortgage Backed Securities	—	804	—	804
Short-Term Investments	8,002,539	—	—	8,002,539
Total Investments in Securities	$8,002,539	$165,068,355	$—	$173,070,894
There were no Level 3 securities in the Fund at the beginning or the end of the year ended September 30, 2024.
17

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no fee for its services and is responsible for payment of all operating expenses of the Fund, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xi) amortization of organization costs. These fees are not subject to recoupment by the Advisor. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a “wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap-fee programs for which the Fund is an investment option.
B.
Administration Fee. The Northern Trust Company (the "Administrator") serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.
C.
Distribution Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Advisor, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
18

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the year ended September 30, 2024:
U.S. Government		Other
Purchases	Sales	Purchases	Sales
$34,867,251	$14,654,228	$19,739,255	$33,896,687
NOTE 5–CAPITAL SHARE TRANSACTIONS
The Fund’s capital share activity in shares and dollars during the years ended September 30, 2024 and September 30, 2023, was as follows (shares and dollar amounts in thousands):
	Year Ended 9/30/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Shares Sold	4,900	$38,473	3,259	$24,768
Issued on Reinvestment of Distributions	954	7,471	896	6,802
Shares Redeemed	(5,294)	(41,420)	(4,115)	(31,266)
Net Increase Resulting from Fund Share Transactions	560	$4,524	40	$304
NOTE 6–FEDERAL INCOME TAX MATTERS
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the Fund made the following permanent book-to-tax reclassifications primarily related to the treatment of paydowns:

Undistributed Net Investment Loss	Accumulated Net Realized Gain	Paid-In Capital
$(66,057)	$66,057	$—
19

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

As of September 30, 2024, the Fund’s components of distributable earnings on a tax basis were as follows:
Cost of investments for tax purposes	$174,818,059
Gross tax unrealized appreciation	2,801,652
Gross tax unrealized depreciation	(4,548,817)
Net unrealized appreciation (depreciation)	(1,747,165)
Distributable ordinary income	84,218
Distributable long-term capital gains	—
Total distributable earnings	84,218
Other accumulated losses	(13,191,738)
Total accumulated losses	$(14,854,685)
As of September 30, 2024, the Fund had a capital loss carryforward with an indefinite expiration in the amount of $13,190,044. During the tax year ended September 30, 2024, the Fund utilized $0 in capital loss carryforwards.
The tax compositions of dividends for the years ended September 30, 2024 and September 30, 2023 for the Fund were as follows:
Ordinary Income		Long Term Capital Gains
2024	2023	2024	2023
$7,666,293	$7,215,374	$—	$—
NOTE 7–RISK FACTORS
Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets.  Any such disruptions could have an adverse impact on the prices and liquidity of the Fund's investments.
NOTE 8–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.
20

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of Brandes Separately Managed Account Reserve Trust and Board of Trustees of Datum One Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Brandes Separately Managed Account Reserve Trust (the “Fund”), one of the funds constituting Datum One Series Trust, as of September 30, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The Fund’s statement of changes in net assets for the year ended September 30, 2023, and the financial highlights for each of the four years in the period ended September 30, 2023 were audited by other auditors whose report dated November 20, 2023 expressed an unqualified opinion on the statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
21

Brandes Separately Managed Account Reserve Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
November 22, 2024
We have served as the auditor of one or more Brandes Investment Partners, L.P. investment companies since 2024.
22

Brandes Separately Managed Account Reserve Trust
ADDITIONAL INFORMATION — (Unaudited)

TAX NOTICE
For the fiscal year ended September 30, 2024, the percentage of taxable ordinary income distributions that are designated as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for the Fund were as follows:
PERCENTAGE
Seperately Managed Account Reserve Trust	92.65%
23

Brandes Investment Partners
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES

Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and replaced PricewaterhouseCoopers LLP as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended September 30, 2022 and 2023 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Fund’s fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.  During the fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, there have been no reportable events (as defined in S-K 304(a)(1)(v)).
The Fund has requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter, dated December 2, 2024, is filed as Exhibit a5 to this Form N-CSR.
During the fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024, the Fund has not consulted with Deloitte regarding any of the matters described in S-K 304(a)(2)(i) or S-K 304(a)(2)(ii).
24

Brandes Investment Partners
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.
25

Brandes Investment Partners
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Brandes Investment Partners, L.P. (the “Adviser”) with respect to the Brandes Separately Managed Account Reserve Trust (the “Fund”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment management agreement.
At a meeting held on December 4-5, 2023, the Board formally considered and approved an initial investment management agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Management Agreement”). The Board noted that the Fund was to be a newly created “shell” series of the Trust in anticipation of a proposed reorganization of the Brandes Separately Managed Account Reserve Trust (the “Predecessor Fund”), a series of Brandes Investment Trust (the reorganization of the Predecessor Fund with and into the Fund, the “Reorganization”). The Investment Management Agreement was to be for an initial two-year term beginning on the date of the Reorganization. The December 4-5, 2023 meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”).  The Board, including each of the Independent Trustees, met in person on May 22, 2024, and ratified its approval of the Investment Management Agreement with respect to the Fund.
Prior to the December 4-5 meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the
26

Brandes Investment Partners
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Fund as and if the Fund grows. The Board also received and reviewed a memorandum from counsel to the Fund regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board examined the nature, extent, and quality of services to be provided to the Fund by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing the assets of the Predecessor Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. Taking into account the personnel involved in servicing the Funds as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.
The Board then considered the investment performance and expenses of the Fund. The Board noted that, although the Fund was not in operation yet, the Adviser had an established performance history managing the Predecessor Fund. The Board reviewed the performance history of the Predecessor Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Fund to (i) a certain number of funds with the same Morningstar investment category as the Fund, selected by FUSE, with similar pricing characteristics (the “Peer Group”), (ii) a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers (the “Peer Universe”), and (iii) the benchmark of the Fund. The Board compared the Fund to the Peer Group, Peer Universe, and benchmark.
The Board then considered the cost of services proposed to be provided and the profits projected to be realized by the Adviser as and if the Fund continued to grow following the Reorganization. The Board reviewed the management fee proposed to be paid by the Fund, the proposed contractual expense limitation and the projected total operating expenses of the Fund. In considering economies of scale for the Fund, the Board considered marketing and distribution plans and capacity of the Fund. The Board concluded that the proposed management fees were reasonable for the Fund.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Fund which may include, among other things, enhanced name recognition stemming from the management of the Fund.
27

Brandes Investment Partners
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.
28

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) The previous independent public accountant's letter is filed herewith.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 3, 2024

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	December 3, 2024